UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-23585

VELA Funds
(Exact name of registrant as specified in charter)

220 Market Street, Suite 208
New Albany, OH 43054
(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
New Castle County
Wilmington, DE 19801
(Name and address of agent for service)

With Copies To:
Peter Schwartz, Esq.
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202
and

Jesse D. Hallee
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Registrant’s telephone number, including area code:	614-653-8352

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2026

Item 1. Reports to Stockholders.

(a)
VELA Income Opportunities Fund

Class A (VIOAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about VELA Income Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.09%

How did the Fund perform during the reporting period?

The VELA Income Opportunities Fund - Class A returned 0.41% for the six-month period ended March 31, 2026 compared to a decline of -1.65% for the Russell 3000® Index and -0.28% for the Fund’s secondary benchmark, a 50%/50% blend between the Russell 3000® Index and the Bloomberg U.S. Aggregate Bond Index (an index of US Based fixed income securities).

The Fund ended the period with an allocation of 52% to dividend-paying stocks, 44% to bonds and preferred securities, and approximately 4% in cash. With a modest inflow into the Fund right before period end, we elected to remain patient in investing the excess cash given the macro uncertainty over the last several weeks. As of March 31, 2026, a total of 22 call option positions were written against 18 of the Fund’s equity holdings to 1) provide yield enhancement to the Fund, and 2) maintain a sell discipline as the options are generally written at strike prices where we would be comfortable exiting the underlying holding.

Despite significant global economic developments in the latter half of the period, we are pleased with how the Fund performed, certainly on a relative basis. Further, we were able to take advantage of the volatility to add to certain of our higher conviction ideas.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Income Opportunities Fund - Class A - without load
VELA Income Opportunities Fund - Class A - with load
Russell 3000® Index
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
$16,000
$14,000
$12,000
$10,000
$8,000
$14,965
$12,694
$11,034
$10,479
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	VELA Income Opportunities Fund - Class A - without load	VELA Income Opportunities Fund - Class A - with load	Russell 3000® Index	50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Mar-2022	$10,000	$9,497	$10,000	$10,000
Mar-2023	$9,049	$8,594	$9,142	$9,363
Mar-2024	$10,169	$9,657	$11,820	$10,756
Mar-2025	$10,403	$9,879	$12,673	$11,422
Mar-2026	$11,034	$10,479	$14,965	$12,694

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (March 31, 2022)
VELA Income Opportunities Fund - Class A
Without Load	6.07%	2.49%
With Load	0.79%	1.18%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	11.13%	6.14%
Russell 3000® Index	18.09%	10.60%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Fund Statistics

  Net Assets$40,045,763
  Number of Portfolio Holdings124
  Advisory Fee $88,533
  Portfolio Turnover29%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Greenbrier Companies, Inc. (The)	2.28%
Copa Holdings, S.A.	2.17%
PepsiCo, Inc.	2.01%
Accenture PLC	1.74%
Pason Systems, Inc.	1.73%
Johnson & Johnson	1.65%
Ambev SA	1.55%
Lamb Weston Holdings, Inc.	1.53%
PPG Industries, Inc.	1.50%
CSX Corp.	1.46%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
23.6%
Consumer Discretionary
14.1%
Industrials
11.8%
Consumer Staples
10.0%
Health Care
9.4%
Technology
8.6%
Energy
6.4%
Money Market Funds
4.6%
Materials
3.8%
Real Estate
3.7%
Communications
2.3%
Utilities
2.2%
Liabilities in Excess of Other Assets
-0.5%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Utilities	2.2%
Communications	2.3%
Real Estate	3.7%
Materials	3.8%
Money Market Funds	4.6%
Energy	6.4%
Technology	8.6%
Health Care	9.4%
Consumer Staples	10.0%
Industrials	11.8%
Consumer Discretionary	14.1%
Financials	23.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Income Opportunities Fund - Class A (VIOAX)

Semi-Annual Shareholder Report - March 31, 2026

TSR-SAR 033126-VIOAX

VELA Income Opportunities Fund

Class I (VIOIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about VELA Income Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.84%

How did the Fund perform during the reporting period?

The VELA Income Opportunities Fund - Class I returned 0.54% for the six-month period ended March 31, 2026 compared to a decline of -1.65% for the Russell 3000® Index and -0.28% for the Fund’s secondary benchmark, a 50%/50% blend between the Russell 3000® Index and the Bloomberg U.S. Aggregate Bond Index (an index of US Based fixed income securities).

The Fund ended the period with an allocation of 52% to dividend-paying stocks, 44% to bonds and preferred securities, and approximately 4% in cash. With a modest inflow into the Fund right before period end, we elected to remain patient in investing the excess cash given the macro uncertainty over the last several weeks. As of March 31, 2026, a total of 22 call option positions were written against 18 of the Fund’s equity holdings to 1) provide yield enhancement to the Fund, and 2) maintain a sell discipline as the options are generally written at strike prices where we would be comfortable exiting the underlying holding.

Despite significant global economic developments in the latter half of the period, we are pleased with how the Fund performed, certainly on a relative basis. Further, we were able to take advantage of the volatility to add to certain of our higher conviction ideas.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Income Opportunities Fund - Class I
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index
Russell 3000® Index
$15,000
$13,000
$11,000
$9,000
$14,965
$12,694
$11,149
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	VELA Income Opportunities Fund - Class I	50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
Mar-2022	$10,000	$10,000	$10,000
Mar-2023	$9,085	$9,363	$9,142
Mar-2024	$10,224	$10,756	$11,820
Mar-2025	$10,484	$11,422	$12,673
Mar-2026	$11,149	$12,694	$14,965

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (March 31, 2022)
VELA Income Opportunities Fund - Class I	6.34%	2.76%
Russell 3000® Index	18.09%	10.60%
50% Russell 3000 Total Return Index/50% Bloomberg U.S. Aggregate Bond Index	11.13%	6.14%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Fund Statistics

  Net Assets$40,045,763
  Number of Portfolio Holdings124
  Advisory Fee $88,533
  Portfolio Turnover29%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Greenbrier Companies, Inc. (The)	2.28%
Copa Holdings, S.A.	2.17%
PepsiCo, Inc.	2.01%
Accenture PLC	1.74%
Pason Systems, Inc.	1.73%
Johnson & Johnson	1.65%
Ambev SA	1.55%
Lamb Weston Holdings, Inc.	1.53%
PPG Industries, Inc.	1.50%
CSX Corp.	1.46%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Utilities	2.2%
Communications	2.3%
Real Estate	3.7%
Materials	3.8%
Money Market Funds	4.6%
Energy	6.4%
Technology	8.6%
Health Care	9.4%
Consumer Staples	10.0%
Industrials	11.8%
Consumer Discretionary	14.1%
Financials	23.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Income Opportunities Fund - Class I (VIOIX)

Semi-Annual Shareholder Report - March 31, 2026

TSR-SAR 033126-VIOIX

VELA International Fund

Class A (VEILX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about VELA International Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.34%

How did the Fund perform during the reporting period?

For the six-month period ended March 31, 2026, the VELA International Fund - Class A returned 1.45%, compared to 4.21% for the Fund’s primary benchmark, the MSCI WORLD ex US Index.

The Fund lagged the market on the upside but fell less in March as the market gave back some earlier gains amid heightened geopolitical tensions and volatility. Performance over the period was influenced by the Fund’s emphasis on attractively priced businesses and sectors that, at times, lagged momentum oriented areas of the international market despite resilient fundamentals.

The Fund ended the period with cash at 8.4%, which has been relatively consistent (8-10%) over the life of the Fund. While this has served well in March, we estimate that over the period, the equity-only return (excludes the cash component) exceeded the benchmark return—meaning the outsized cash position was a drag on results. We have, consequently, revised the target cash position downward (closer to a 4-6% range) and moving forward, intend to trust our stock selection skills to beat the market.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA International Fund - Class A - without load
VELA International Fund - Class A - with load
MSCI WORLD ex USA Index
$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
$18,037
$17,837
$16,939
Sep-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	VELA International Fund - Class A - without load	VELA International Fund - Class A - with load	MSCI WORLD ex USA Index
Sep-2020	$10,000	$9,497	$10,000
Mar-2021	$12,330	$11,709	$12,053
Mar-2022	$11,890	$11,292	$12,420
Mar-2023	$12,460	$11,832	$12,080
Mar-2024	$13,694	$13,005	$13,927
Mar-2025	$14,870	$14,122	$14,665
Mar-2026	$17,837	$16,939	$18,037

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 30, 2020)
VELA International Fund - Class A
Without Load	19.95%	7.66%	11.10%
With Load	13.95%	6.56%	10.06%
MSCI WORLD ex USA Index	22.99%	8.40%	11.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

What did the Fund invest in?

Fund Statistics

  Net Assets$74,587,618
  Number of Portfolio Holdings55
  Advisory Fee $261,983
  Portfolio Turnover28%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.9%
Communications	5.1%
Energy	5.8%
Financials	6.8%
Health Care	7.8%
Money Market Funds	10.3%
Materials	10.8%
Technology	11.5%
Industrials	11.7%
Consumer Discretionary	11.8%
Consumer Staples	20.3%

Country Weighting (% of net assets)

Table Summary
Value	Value
Denmark	1.4%
Australia	1.4%
Belgium	1.4%
Panama	1.7%
Faroe Islands	1.8%
Argentina	1.9%
Israel	2.0%
Brazil	2.6%
Sweden	3.2%
Switzerland	3.2%
Austria	3.5%
Netherlands	3.6%
Mexico	3.8%
Japan	4.7%
Hong Kong	4.9%
Canada	6.7%
Germany	7.8%
United States	10.5%
France	14.2%
United Kingdom	19.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Infineon Technologies AG	2.71%
Ambev SA	2.63%
Alamos Gold, Inc. - Class A	2.50%
Criteo S.A. - ADR	2.45%
Nomad Foods Ltd.	2.41%
Associated British Foods PLC	2.25%
TotalEnergies SE	2.21%
Globant S.A.	2.11%
Hikma Pharmaceuticals PLC	2.10%
WH Group Ltd. 144A	2.10%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA International Fund - Class A (VEILX)

Semi-Annual Shareholder Report - March 31, 2026

TSR-SAR 033126-VEILX

VELA International Fund

Class I (VEITX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about VELA International Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.09%

How did the Fund perform during the reporting period?

For the six-month period ended March 31, 2026, the International Fund - Class I returned 1.53%, compared to 4.21% for the Fund’s primary benchmark, the MSCI WORLD ex US Index.

The Fund lagged the market on the upside but fell less in March as the market gave back some earlier gains amid heightened geopolitical tensions and volatility. Performance over the period was influenced by the Fund’s emphasis on attractively priced businesses and sectors that, at times, lagged momentum oriented areas of the international market despite resilient fundamentals.

The Fund ended the period with cash at 8.4%, which has been relatively consistent (8-10%) over the life of the Fund. While this has served well in March, we estimate that over the period, the equity-only return (excludes the cash component) exceeded the benchmark return—meaning the outsized cash position was a drag on results. We have, consequently, revised the target cash position downward (closer to a 4-6% range) and moving forward, intend to trust our stock selection skills to beat the market.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA International Fund - Class I
MSCI WORLD ex USA Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$18,109
$18,037
Sep-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	VELA International Fund - Class I	MSCI WORLD ex USA Index
Sep-2020	$10,000	$10,000
Mar-2021	$12,340	$12,053
Mar-2022	$11,949	$12,420
Mar-2023	$12,556	$12,080
Mar-2024	$13,837	$13,927
Mar-2025	$15,068	$14,665
Mar-2026	$18,109	$18,037

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 30, 2020)
VELA International Fund - Class I	20.19%	7.97%	11.40%
MSCI WORLD ex USA Index	22.99%	8.40%	11.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

What did the Fund invest in?

Fund Statistics

  Net Assets$74,587,618
  Number of Portfolio Holdings55
  Advisory Fee $261,983
  Portfolio Turnover28%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.9%
Communications	5.1%
Energy	5.8%
Financials	6.8%
Health Care	7.8%
Money Market Funds	10.3%
Materials	10.8%
Technology	11.5%
Industrials	11.7%
Consumer Discretionary	11.8%
Consumer Staples	20.3%

Country Weighting (% of net assets)

Table Summary
Value	Value
Denmark	1.4%
Australia	1.4%
Belgium	1.4%
Panama	1.7%
Faroe Islands	1.8%
Argentina	1.9%
Israel	2.0%
Brazil	2.6%
Sweden	3.2%
Switzerland	3.2%
Austria	3.5%
Netherlands	3.6%
Mexico	3.8%
Japan	4.7%
Hong Kong	4.9%
Canada	6.7%
Germany	7.8%
United States	10.5%
France	14.2%
United Kingdom	19.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Infineon Technologies AG	2.71%
Ambev SA	2.63%
Alamos Gold, Inc. - Class A	2.50%
Criteo S.A. - ADR	2.45%
Nomad Foods Ltd.	2.41%
Associated British Foods PLC	2.25%
TotalEnergies SE	2.21%
Globant S.A.	2.11%
Hikma Pharmaceuticals PLC	2.10%
WH Group Ltd. 144A	2.10%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA International Fund - Class I (VEITX)

Semi-Annual Shareholder Report - March 31, 2026

TSR-SAR 033126-VEITX

VELA Large Cap Plus Fund

Class A (VELAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about VELA Large Cap Plus Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.38%

How did the Fund perform during the reporting period?

For the six-month period ended March 31, 2026, the VELA Large Cap Plus Fund - Class A performed well on a relative basis, returning -1.20% versus -1.87% for the Russell 1000® Index (the "Index").

Similar to previous periods, the Fund maintained underweight positions in Technology and overweight positions in Health Care relative to the Index, both of which contributed to relative outperformance. Within the Technology sector, Software continued its run of historical underperformance versus Hardware, and software companies such as Microsoft, which is a top ten holding, were consistent detractors.

Geopolitical events played a significant role in the latter quarter of the period. Because we consider oil shocks and other idiosyncratic macro events difficult to identify in advance and costly to hedge reactively once they materialize, we relied primarily on the long portfolio’s diversification and our preference for companies with what we believe to be strong balance sheets and durable revenue generation to withstand the shorter-term market swings we saw during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Large Cap Plus Fund - Class A - without load
VELA Large Cap Plus Fund - Class A - with load
Russell 1000® Index
Russell 3000® Index
$21,000
$18,000
$15,000
$12,000
$9,000
$20,600
$20,428
$18,796
$17,850
Sep-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	VELA Large Cap Plus Fund - Class A - without load	VELA Large Cap Plus Fund - Class A - with load	Russell 1000® Index	Russell 3000® Index
Sep-2020	$10,000	$9,497	$10,000	$10,000
Mar-2021	$13,012	$12,358	$12,041	$12,196
Mar-2022	$15,078	$14,319	$13,639	$13,650
Mar-2023	$13,878	$13,180	$12,494	$12,479
Mar-2024	$16,854	$16,006	$16,226	$16,135
Mar-2025	$17,673	$16,784	$17,495	$17,299
Mar-2026	$18,796	$17,850	$20,600	$20,428

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 30, 2020)
VELA Large Cap Plus Fund - Class A
Without Load	6.35%	7.63%	12.16%
With Load	1.06%	6.54%	11.11%
Russell 1000® Index	17.74%	11.34%	14.05%
Russell 3000® Index	18.09%	10.87%	13.87%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Fund Statistics

  Net Assets$65,382,517
  Number of Portfolio Holdings120
  Advisory Fee $205,573
  Portfolio Turnover20%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	4.95%
Amazon.com, Inc.	4.73%
Microsoft Corp.	4.42%
Johnson & Johnson	3.63%
Baker Hughes Co. - Class A	2.95%
Thermo Fisher Scientific, Inc.	2.52%
Accenture PLC - Class A	2.49%
Infineon Technologies A.G. - ADR	2.49%
Berkshire Hathaway, Inc. - Class B	2.45%
Citigroup, Inc.	2.44%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.7%
Purchased Option	2.0%
Materials	2.8%
Consumer Staples	3.2%
Energy	5.5%
Money Market Funds	7.3%
Communications	9.7%
Industrials	10.2%
Financials	10.8%
Consumer Discretionary	14.1%
Health Care	14.3%
Technology	24.8%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Utilities	-0.1%
Financials	-0.2%
Health Care	-0.5%
ETFs	-0.6%
Written Options	-1.0%
Consumer Discretionary	-1.3%
Technology	-1.4%
Industrials	-2.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Large Cap Plus Fund - Class A (VELAX)

Semi-Annual Shareholder Report - March 31, 2026

TSR-SAR 033126-VELAX

VELA Large Cap Plus Fund

Class I (VELIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about VELA Large Cap Plus Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.13%

How did the Fund perform during the reporting period?

For the six-month period ended March 31, 2026, the VELA Large Cap Plus Fund - Class I performed well on a relative basis, returning -1.09% versus -1.87% for the Russell 1000® Index (the "Index").

Similar to previous periods, the Fund maintained underweight positions in Technology and overweight positions in Health Care relative to the Index, both of which contributed to relative outperformance. Within the Technology sector, Software continued its run of historical underperformance versus Hardware, and software companies such as Microsoft, which is a top ten holding, were consistent detractors.

Geopolitical events played a significant role in the latter quarter of the period. Because we consider oil shocks and other idiosyncratic macro events difficult to identify in advance and costly to hedge reactively once they materialize, we relied primarily on the long portfolio’s diversification and our preference for companies with what we believe to be strong balance sheets and durable revenue generation to withstand the shorter-term market swings we saw during the period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Large Cap Plus Fund - Class I
Russell 1000® Index
Russell 3000® Index
$22,000
$19,000
$16,000
$13,000
$10,000
$20,600
$20,428
$19,053
Sep-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	VELA Large Cap Plus Fund - Class I	Russell 1000® Index	Russell 3000® Index
Sep-2020	$10,000	$10,000	$10,000
Mar-2021	$13,026	$12,041	$12,196
Mar-2022	$15,132	$13,639	$13,650
Mar-2023	$13,962	$12,494	$12,479
Mar-2024	$16,996	$16,226	$16,135
Mar-2025	$17,862	$17,495	$17,299
Mar-2026	$19,053	$20,600	$20,428

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 30, 2020)
VELA Large Cap Plus Fund - Class I	6.66%	7.90%	12.44%
Russell 1000® Index	17.74%	11.34%	14.05%
Russell 3000® Index	18.09%	10.87%	13.87%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Fund Statistics

  Net Assets$65,382,517
  Number of Portfolio Holdings120
  Advisory Fee $205,573
  Portfolio Turnover20%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc. - Class A	4.95%
Amazon.com, Inc.	4.73%
Microsoft Corp.	4.42%
Johnson & Johnson	3.63%
Baker Hughes Co. - Class A	2.95%
Thermo Fisher Scientific, Inc.	2.52%
Accenture PLC - Class A	2.49%
Infineon Technologies A.G. - ADR	2.49%
Berkshire Hathaway, Inc. - Class B	2.45%
Citigroup, Inc.	2.44%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.7%
Purchased Option	2.0%
Materials	2.8%
Consumer Staples	3.2%
Energy	5.5%
Money Market Funds	7.3%
Communications	9.7%
Industrials	10.2%
Financials	10.8%
Consumer Discretionary	14.1%
Health Care	14.3%
Technology	24.8%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Utilities	-0.1%
Financials	-0.2%
Health Care	-0.5%
ETFs	-0.6%
Written Options	-1.0%
Consumer Discretionary	-1.3%
Technology	-1.4%
Industrials	-2.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Large Cap Plus Fund - Class I (VELIX)

Semi-Annual Shareholder Report - March 31, 2026

TSR-SAR 033126-VELIX

VELA Short Duration Fund

Class A (VASDX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about VELA Short Duration Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.89%

How did the Fund perform during the reporting period?

For the six-month period ended March 31, 2026, the VELA Short Duration Fund - Class A delivered a return of 1.28% net of fees, compared to 1.44% for the Fund’s primary benchmark, the Bloomberg 1-3 Year US Government/Credit Index. Underperformance versus the benchmark was largely driven by higher exposure to corporate credit in the portfolio as spreads widened throughout the latter half of the period.

The Fund maintained a consistent broad asset allocation and risk profile through both recent quarters. At period end, the Fund was allocated as follows: 3.5% in cash, 30.3% in Treasuries/T Bills, 5.4% in structured products, and 60.8% in corporate bonds—split approximately 75% Investment Grade and 25% High Yield. The portfolio’s weighted average credit quality remained A, with OAS rising around 25bps over the period to 117 bps. The Fund’s weighted average yield-to-worst rose by 54bps to 5.05%, while duration rose moderately to 1.65 years.

While changes in interest rates and credit spreads can create price fluctuations over the short term, it is the income (coupon) component of the portfolio that tends to drive returns over time, and exiting the period, we expect that the Fund’s weighted average 5.0% coupon will continue to be a primary driver of income and return.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Short Duration Fund - Class A - without load
VELA Short Duration Fund - Class A - with load
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year US Government/Credit Index
$12,000
$11,000
$10,000
$9,000
$11,075
$11,025
$10,927
$10,470
Dec-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	VELA Short Duration Fund - Class A - without load	VELA Short Duration Fund - Class A - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year US Government/Credit Index
Dec-2023	$10,000	$9,497	$10,000	$10,000
Mar-2024	$10,067	$9,560	$9,984	$10,088
Mar-2025	$10,599	$10,065	$10,471	$10,654
Mar-2026	$11,025	$10,470	$10,927	$11,075

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (December 15, 2023)
VELA Short Duration Fund - Class A
Without Load	4.02%	4.35%
With Load	-1.19%	2.02%
Bloomberg 1-3 Year US Government/Credit Index	3.96%	4.56%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Fund Statistics

  Net Assets$43,950,099
  Number of Portfolio Holdings126
  Advisory Fee $60,912
  Portfolio Turnover22%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Cantor Fitzgerald LP, 7.20%, 12/12/28	1.18%
Essent Group, Ltd., 6.25%, 07/01/29	1.18%
Royal Caribbean Group, 6.25%, 03/15/32	1.16%
MGIC Investment Corp., 5.25%, 08/15/28	1.08%
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	1.07%
Ford Motor Credit Co. LLC, 5.80%, 03/08/29	1.04%
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29	1.03%
United States Treasury Note/Bond, 4.50%, 05/15/27	1.03%
United States Treasury Note/Bond, 4.63%, 11/15/26	1.03%
United States Treasury Note, 4.25%, 03/15/27	1.03%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

U.S. Government & Agencies
29.5%
Financials
22.4%
Consumer Discretionary
11.8%
Industrials
6.1%
Energy
5.7%
Money Market Funds
4.4%
Collateralized Mortgage Obligations
3.3%
Consumer Staples
3.1%
Real Estate
3.1%
Asset Backed Securities
2.8%
Health Care
2.4%
Materials
1.9%
Communications
1.5%
Utilities
1.2%
Technology
0.9%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Technology	0.9%
Utilities	1.2%
Communications	1.5%
Materials	1.9%
Health Care	2.4%
Asset Backed Securities	2.8%
Real Estate	3.1%
Consumer Staples	3.1%
Collateralized Mortgage Obligations	3.3%
Money Market Funds	4.4%
Energy	5.7%
Industrials	6.1%
Consumer Discretionary	11.8%
Financials	22.4%
U.S. Government & Agencies	29.5%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Short Duration Fund - Class A (VASDX)

Semi-Annual Shareholder Report - March 31, 2026

TSR-SAR 033126-VASDX

VELA Short Duration Fund

Class I (VESDX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about VELA Short Duration Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%

How did the Fund perform during the reporting period?

For the six-month period ended March 31, 2026, the VELA Short Duration Fund - Class I delivered a return of 1.41% net of fees, compared to 1.44% for the Fund’s primary benchmark, the Bloomberg 1-3 Year Government/Credit Index. Underperformance versus the benchmark was largely driven by higher exposure to corporate credit in the portfolio as spreads widened throughout the latter half of the period.

The Fund maintained a consistent broad asset allocation and risk profile through both recent quarters. At period end, the Fund was allocated as follows: 3.5% in cash, 30.3% in Treasuries/T Bills, 5.4% in structured products, and 60.8% in corporate bonds—split approximately 75% Investment Grade and 25% High Yield. The portfolio’s weighted average credit quality remained A, with OAS rising around 25bps over the period to 117 bps. The Fund’s weighted average yield-to-worst rose by 54bps to 5.05%, while duration rose moderately to 1.65 years.

While changes in interest rates and credit spreads can create price fluctuations over the short term, it is the income (coupon) component of the portfolio that tends to drive returns over time, and exiting the period, we expect that the Fund’s weighted average 5.0% coupon will continue to be a primary driver of income and return.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Short Duration Fund - Class I
Bloomberg 1-3 Year US Government/Credit Index
Bloomberg U.S. Aggregate Bond Index
$12,000
$11,000
$10,000
$9,000
$11,152
$11,075
$10,927
Dec-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	VELA Short Duration Fund - Class I	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2023	$10,000	$10,000	$10,000
Mar-2024	$10,127	$10,088	$9,984
Mar-2025	$10,694	$10,654	$10,471
Mar-2026	$11,152	$11,075	$10,927

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (December 15, 2023)
VELA Short Duration Fund - Class I	4.28%	4.87%
Bloomberg 1-3 Year US Government/Credit Index	3.96%	4.56%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.94%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Fund Statistics

  Net Assets$43,950,099
  Number of Portfolio Holdings126
  Advisory Fee $60,912
  Portfolio Turnover22%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Cantor Fitzgerald LP, 7.20%, 12/12/28	1.18%
Essent Group, Ltd., 6.25%, 07/01/29	1.18%
Royal Caribbean Group, 6.25%, 03/15/32	1.16%
MGIC Investment Corp., 5.25%, 08/15/28	1.08%
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	1.07%
Ford Motor Credit Co. LLC, 5.80%, 03/08/29	1.04%
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29	1.03%
United States Treasury Note/Bond, 4.50%, 05/15/27	1.03%
United States Treasury Note/Bond, 4.63%, 11/15/26	1.03%
United States Treasury Note, 4.25%, 03/15/27	1.03%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Technology	0.9%
Utilities	1.2%
Communications	1.5%
Materials	1.9%
Health Care	2.4%
Asset Backed Securities	2.8%
Real Estate	3.1%
Consumer Staples	3.1%
Collateralized Mortgage Obligations	3.3%
Money Market Funds	4.4%
Energy	5.7%
Industrials	6.1%
Consumer Discretionary	11.8%
Financials	22.4%
U.S. Government & Agencies	29.5%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Short Duration Fund - Class I (VESDX)

Semi-Annual Shareholder Report - March 31, 2026

TSR-SAR 033126-VESDX

VELA Small Cap Fund

Class A (VESAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about VELA Small Cap Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.34%

How did the Fund perform during the reporting period?

For the six-month period ended March 31, 2026, the VELA Small Cap Fund - Class A returned 5.88% compared to a 3.10% return for the Russell 2000® Index, the Fund’s primary benchmark.

Over the combined Q4 2025 and Q1 2026 period, the Fund outperformance was driven primarily by stock selection and capital allocation rather than style or factor exposure. Core holdings such as Kirby Corp. (KEX) and Hub Group, Inc., Class A (HUBG) rebounded as operating conditions stabilized and management teams deployed capital opportunistically, while positions added during periods of market dislocation benefited from improving earnings visibility.

We responded to market fluctuations through the latter half of the period by leaning into our highest conviction names and building positions in some new opportunities as valuations became more attractive to us.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Small Cap Fund - Class A - without load
VELA Small Cap Fund - Class A - with load
Russell 3000® Index
Russell 2000® Index
$21,000
$18,000
$15,000
$12,000
$9,000
$20,981
$20,428
$19,925
$17,813
Sep-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	VELA Small Cap Fund - Class A - without load	VELA Small Cap Fund - Class A - with load	Russell 3000® Index	Russell 2000® Index
Sep-2020	$10,000	$9,497	$10,000	$10,000
Mar-2021	$15,685	$14,895	$12,196	$14,806
Mar-2022	$16,729	$15,887	$13,650	$13,949
Mar-2023	$15,782	$14,988	$12,479	$12,330
Mar-2024	$19,030	$18,073	$16,135	$14,760
Mar-2025	$18,460	$17,531	$17,299	$14,169
Mar-2026	$20,981	$19,925	$20,428	$17,813

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 30, 2020)
VELA Small Cap Fund - Class A
Without Load	13.65%	5.99%	14.43%
With Load	7.99%	4.90%	13.36%
Russell 2000® Index	25.72%	3.77%	11.07%
Russell 3000® Index	18.09%	10.87%	13.87%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Fund Statistics

  Net Assets$166,550,121
  Number of Portfolio Holdings Long59
  Advisory Fee $581,147
  Portfolio Turnover36%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Kirby Corp.	5.07%
Worthington Enterprises, Inc.	4.23%
Criteo S.A. - ADR	4.06%
Murphy USA, Inc.	3.14%
Wix.com Ltd.	3.08%
Hub Group, Inc. - Class A	2.95%
Pool Corp.	2.71%
Axis Capital Holdings Ltd.	2.59%
Atlanta Braves Holdings, Inc. - Class C	2.41%
Sun Country Airlines Holdings, Inc.	2.27%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
23.6%
Consumer Discretionary
17.9%
Materials
11.8%
Health Care
9.3%
Consumer Staples
8.3%
Technology
8.2%
Financials
7.7%
Energy
6.7%
Communications
4.1%
Utilities
1.4%
Real Estate
0.8%
Money Market Funds
0.4%
Liabilities in Excess of Other Assets
-0.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.4%
Real Estate	0.8%
Utilities	1.4%
Communications	4.1%
Energy	6.7%
Financials	7.7%
Technology	8.2%
Consumer Staples	8.3%
Health Care	9.3%
Materials	11.8%
Consumer Discretionary	17.9%
Industrials	23.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Small Cap Fund - Class A (VESAX)

Semi-Annual Shareholder Report - March 31, 2026

TSR-SAR 033126-VESAX

VELA Small Cap Fund

Class I (VESMX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about VELA Small Cap Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.09%

How did the Fund perform during the reporting period?

For the six-month period ended March 31, 2026, the VELA Small Cap Fund - Class I returned 6.01% compared to a 3.10% return for the Russell 2000® Index, the Fund’s primary benchmark.

Over the combined Q4 2025 and Q1 2026 period, the Fund outperformance was driven primarily by stock selection and capital allocation rather than style or factor exposure. Core holdings such as Kirby Corp. (KEX) and Hub Group, Inc., Class A (HUBG) rebounded as operating conditions stabilized and management teams deployed capital opportunistically, while positions added during periods of market dislocation benefited from improving earnings visibility.

We responded to market fluctuations through the latter half of the period by leaning into our highest conviction names and building positions in some new opportunities as valuations became more attractive to us.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Small Cap Fund - Class I
Russell 2000® Index
Russell 3000® Index
$22,000
$19,000
$16,000
$13,000
$10,000
$21,267
$20,428
$17,813
Sep-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	VELA Small Cap Fund - Class I	Russell 2000® Index	Russell 3000® Index
Sep-2020	$10,000	$10,000	$10,000
Mar-2021	$15,699	$14,806	$12,196
Mar-2022	$16,786	$13,949	$13,650
Mar-2023	$15,874	$12,330	$12,479
Mar-2024	$19,196	$14,760	$16,135
Mar-2025	$18,665	$14,169	$17,299
Mar-2026	$21,267	$17,813	$20,428

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (September 30, 2020)
VELA Small Cap Fund - Class I	13.94%	6.26%	14.71%
Russell 2000® Index	25.72%	3.77%	11.07%
Russell 3000® Index	18.09%	10.87%	13.87%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Fund Statistics

  Net Assets$166,550,121
  Number of Portfolio Holdings Long59
  Advisory Fee $581,147
  Portfolio Turnover36%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Kirby Corp.	5.07%
Worthington Enterprises, Inc.	4.23%
Criteo S.A. - ADR	4.06%
Murphy USA, Inc.	3.14%
Wix.com Ltd.	3.08%
Hub Group, Inc. - Class A	2.95%
Pool Corp.	2.71%
Axis Capital Holdings Ltd.	2.59%
Atlanta Braves Holdings, Inc. - Class C	2.41%
Sun Country Airlines Holdings, Inc.	2.27%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.4%
Real Estate	0.8%
Utilities	1.4%
Communications	4.1%
Energy	6.7%
Financials	7.7%
Technology	8.2%
Consumer Staples	8.3%
Health Care	9.3%
Materials	11.8%
Consumer Discretionary	17.9%
Industrials	23.6%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Small Cap Fund - Class I (VESMX)

Semi-Annual Shareholder Report - March 31, 2026

TSR-SAR 033126-VESMX

VELA Small-Mid Cap Fund

Class I (VSMMX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about VELA Small-Mid Cap Fund (the “Fund”) for the period of December 15, 2025 to March 31, 2026.  You can find additional information about the Fund at https://www.velafunds.com/strategies.html?stab=doc. You can also request this information by contacting us at 1-833-399-1001.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51Footnote Reference*	1.04%
Footnote	Description
Footnote*	The reporting period is less than a full semi-annual reporting period. Expenses paid for a full semi-annual reporting period would be higher.

How did the Fund perform during the reporting period?

As of the end of the period ended March 31, 2026, the VELA Small-Mid Cap Fund - Class I completed its’ first fiscal quarter. Since December 15, 2025 inception, the Fund has returned -3.10% net of fees compared to 0.87% for the Russell 2500® Index (the “Index”), the Fund’s primary benchmark.

The Fund’s first full quarter was characterized by daily volatility driven by geopolitical events along with daily news flow on opportunities and threats related to artificial intelligence. The Index closed over 1.5% higher or lower in over 20% of the trading days during the quarter—highlighted by the last day of the period, when the Index increased by 3.49%. The Fund’s underperformance on that day alone represented roughly half of the underperformance for the period. In keeping with our investment discipline, we remained mindful of how events (primarily the armed conflict in the Middle East) creating this volatility could impact the long-term fundamentals of companies the Fund owns. We were pleased with the fundamental performance of most companies in the portfolio during the period and were increasingly encouraged by the valuations available for, in our view, quality businesses within this market cap range. As such we ended the quarter largely fully invested.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

VELA Small-Mid Cap Fund - Class I
Russell 2500® Index
Russell 3000® Index
$11,000
$10,000
$9,000
$10,087
$ 9,690
$ 9,631
Dec-2025
Mar-2026

Table Summary
	VELA Small-Mid Cap Fund - Class I	Russell 2500® Index	Russell 3000® Index
Dec-2025	$10,000	$10,000	$10,000
Mar-2026	$9,690	$10,087	$9,631

Average Annual Total Returns

Table Summary
Since Inception (December 15, 2025)
VELA Small-Mid Cap Fund - Class I	-3.10%
Russell 2500® Index	0.87%
Russell 3000® Index	-3.69%

* Total returns for periods less than 1 year are not annualized.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-833-399-1001 or visit https://www.velafunds.com/strategies.html?stab=per for updated performance information.

Fund Statistics

  Net Assets$7,377,336
  Number of Portfolio Holdings Long59
  Advisory Fee $13,548
  Portfolio Turnover10%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Criteo S.A. - ADR	4.00%
Kirby Corp.	3.91%
Worthington Enterprises, Inc.	3.75%
Hub Group, Inc. - Class A	3.12%
Wix.com Ltd.	2.89%
Carlisle Companies, Inc.	2.71%
Arch Capital Group Ltd.	2.64%
Atlanta Braves Holdings, Inc. - Class C	2.61%
Equifax, Inc.	2.59%
Pool Corp.	2.57%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
19.2%
Technology
16.3%
Consumer Discretionary
15.6%
Materials
13.7%
Financials
8.9%
Energy
7.9%
Health Care
7.7%
Consumer Staples
4.9%
Communications
4.0%
Utilities
1.4%
Other Assets in Excess of Liabilities
0.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Utilities	1.4%
Communications	4.0%
Consumer Staples	4.9%
Health Care	7.7%
Energy	7.9%
Financials	8.9%
Materials	13.7%
Consumer Discretionary	15.6%
Technology	16.3%
Industrials	19.2%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.velafunds.com/strategies.html?stab=doc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

VELA Small-Mid Cap Fund - Class I (VSMMX)

Semi-Annual Shareholder Report - March 31, 2026

TSR-SAR 033126-VSMMX

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Semi-Annual Financial Statements
and Additional Information
March 31, 2026

VELA Small Cap Fund
Class A (VESAX)
Class I (VESMX)

VELA Large Cap Plus Fund
Class A (VELAX)
Class I (VELIX)

VELA International Fund
Class A (VEILX)
Class I (VEITX)

VELA Income Opportunities Fund
Class A (VIOAX)
Class I (VIOIX)

VELA Short Duration Fund
Class A (VASDX)
Class I (VESDX)

VELA Small-Mid Cap Fund
Class I (VSMMX)

VELA SMALL CAP FUND
Schedule of Investments
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Common Stocks — 99.75%
Communications — 4.06%
Criteo S.A. - ADR(a)	376,828	$6,756,526

Consumer Discretionary — 17.91%
Atlanta Braves Holdings, Inc., Class C(a)	94,002	4,013,885
BRP, Inc.(b)	24,412	1,753,026
Etsy, Inc.(a)	43,508	2,174,530
Gildan Activewear, Inc.	65,528	3,646,633
Graham Holdings Co., Class B	1,600	1,691,616
Movado Group, Inc.(b)	147,961	3,613,208
Murphy USA, Inc.(b)	10,597	5,234,600
Pool Corp.	22,313	4,514,589
Valvoline, Inc.(a)(b)	94,782	3,192,258
		29,834,345
Consumer Staples — 8.24%
Coca-Cola Consolidated, Inc.(b)	8,805	1,688,271
Ingles Markets, Inc., Class A(b)	23,475	2,110,168
Interparfums, Inc.	29,527	2,682,232
Lamb Weston Holdings, Inc.	57,437	2,427,288
Mama’s Creations, Inc.(a)	108,542	1,665,034
Performance Food Group Co.(a)(b)	36,879	3,159,055
		13,732,048
Energy — 6.69%
Antero Resources Corp.(a)(b)	71,883	3,050,715
Cactus, Inc., Class A	69,249	3,280,325
Range Resources Corp.(b)	52,463	2,370,278
Tidewater, Inc.(a)(b)	29,310	2,448,851
		11,150,169
Financials — 7.65%
Assured Guaranty Ltd.	33,145	2,700,655
Axis Capital Holdings Ltd.	42,516	4,311,547
Essent Group Ltd.	35,263	2,060,770
Federal Agricultural Mortgage Corp., Class C	10,875	1,613,306
Houlihan Lokey, Inc.	14,268	2,049,170
		12,735,448
Health Care — 9.30%
Align Technology, Inc.(a)	10,484	1,797,272
Bruker Corp.	83,088	3,001,139

See accompanying notes which are an integral part of these financial statements.

VELA SMALL CAP FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Common Stocks — (continued)
Health Care — (continued)
Encompass Health Corp.	25,221	$2,439,627
Globus Medical, Inc., Class A(a)	24,268	2,090,931
PROCEPT BioRobotics Corp.(a)	62,735	1,569,002
SI-BONE, Inc.(a)	175,415	2,215,492
Supernus Pharmaceuticals, Inc.(a)	45,857	2,370,348
		15,483,811
Industrials — 23.63%
Applied Industrial Technologies, Inc.(b)	6,064	1,608,901
BWX Technologies, Inc.(b)	5,512	1,127,149
Copa Holdings, S.A., Class A	18,702	2,124,734
Greenbrier Companies, Inc. (The)(b)	67,556	3,556,823
Hub Group, Inc., Class A	136,137	4,906,377
Janus International Group, Inc.(a)	443,903	2,286,100
Kirby Corp.(a)(b)	63,567	8,446,783
Limbach Holdings, Inc.(a)	37,682	2,941,080
Lincoln Electric Holdings, Inc.	14,451	3,599,455
Proficient Auto Logistics, Inc.(a)	391,588	2,654,967
Sun Country Airlines Holdings, Inc.(a)	228,428	3,773,631
Toro Co. (The)(b)	24,863	2,323,199
		39,349,199
Materials — 11.82%
Alamos Gold, Inc., Class A	40,174	1,784,931
Carlisle Companies, Inc.	8,146	2,717,669
Installed Building Products, Inc.	7,438	1,972,186
Major Drilling Group International, Inc.(a)	193,288	2,225,469
Monarch Cement Co. (The)	6,002	1,530,510
Simpson Manufacturing Co., Inc.	14,058	2,412,634
Worthington Enterprises, Inc.	135,267	7,052,821
		19,696,220
Real Estate — 0.77%
NET Lease Office Properties	110,799	1,276,404

Technology — 8.24%
EPAM Systems, Inc.(a)	16,165	2,188,741
Jack Henry & Associates, Inc.	19,140	3,024,886
Shift4 Payments, Inc., Class A(a)	47,813	2,090,862
SPS Commerce, Inc.(a)	23,097	1,285,810

See accompanying notes which are an integral part of these financial statements.

VELA SMALL CAP FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Common Stocks — (continued)
Technology — (continued)
Wix.com Ltd.(a)	56,952	$5,129,667
		13,719,966
Utilities — 1.44%
National Fuel Gas Co.	25,498	2,395,792

TOTAL COMMON STOCKS
(Cost $148,460,779)		166,129,928

Money Market Funds — 0.43%
First American Treasury Obligations Fund, Class X, 3.59%(c)	718,132	718,132

TOTAL MONEY MARKET FUNDS
(Cost $718,132)		718,132

Total Investments — 100.18%
(Cost $149,178,911)		166,848,060
Liabilities in Excess of Other Assets — (0.18)%		(297,939)
Net Assets — 100.00%		$166,550,121

(a)	Non-income producing security.

(b)	Securities, or a portion thereof, have been pledged as collateral on written option contracts. The total collateral pledged is $16,720,374.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

VELA SMALL CAP FUND
Schedule of Open Written Option Contracts
March 31, 2026 (Unaudited)

	Number of	Notional	Exercise	Expiration	Fair
Description	Contracts	Amount	Price	Date	Value
Written Call Options (0.55)%
Antero Resources Corp.	(91)	$(386,204)	$50.00	August 2026	$(23,205)
Antero Resources Corp.	(318)	(1,349,592)	55.00	August 2026	(47,700)
Applied Industrial Technologies, Inc.	(37)	(981,684)	290.00	May 2026	(17,113)
BRP, Inc.	(74)	(531,394)	80.00	May 2026	(9,176)
BWX Technologies, Inc.	(54)	(1,104,246)	220.00	May 2026	(52,920)
Coca-Cola Consolidated, Inc.	(68)	(1,303,832)	160.00	June 2026	(245,479)
Greenbrier Companies, Inc. (The)	(101)	(531,765)	67.50	June 2026	(5,303)
Ingles Markets, Inc., Class A	(59)	(530,351)	80.00	May 2026	(64,015)
Kirby Corp.	(159)	(2,112,792)	155.00	June 2026	(42,930)
Movado Group, Inc.	(232)	(566,544)	30.00	June 2026	(9,976)
Murphy USA, Inc.	(53)	(2,618,041)	600.00	October 2026	(120,045)
Performance Food Group Co.	(84)	(719,544)	110.00	September 2026	(14,070)
Range Resources Corp.	(81)	(365,958)	50.00	September 2026	(27,135)
Range Resources Corp.	(358)	(1,617,444)	55.00	September 2026	(69,810)
Tidewater, Inc.	(139)	(1,161,345)	95.00	October 2026	(145,255)
Toro Co. (The)	(75)	(700,800)	115.00	September 2026	(14,063)
Valvoline, Inc.	(199)	(670,232)	45.00	July 2026	(13,930)
TOTAL WRITTEN CALL OPTIONS
(Premiums Received $775,440)					$(922,125)

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Investments
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Common Stocks — 95.45%
Communications — 9.71%
Alphabet, Inc., Class A(a)	11,247	$3,234,187
Meta Platforms, Inc., Class A(a)	2,739	1,567,064
Netflix, Inc.(b)	5,152	495,365
Walt Disney Co. (The)	10,916	1,052,084
		6,348,700
Consumer Discretionary — 14.12%
Amazon.com, Inc.(a)(b)	14,854	3,093,642
Booking Holdings, Inc.	330	1,389,406
Deckers Outdoor Corp.(a)(b)	8,468	847,562
Domino’s Pizza, Inc.	835	299,590
Home Depot, Inc. (The)(a)	3,921	1,289,578
NIKE, Inc., Class B(a)	17,953	948,277
TJX Companies, Inc. (The)	8,532	1,362,560
		9,230,615
Consumer Staples — 3.18%
PepsiCo, Inc.	7,480	1,161,569
Tyson Foods, Inc., Class A	14,339	918,700
		2,080,269
Energy — 5.45%
Baker Hughes Co., Class A(a)	31,596	1,928,936
MPLX LP	8,637	492,913
Suncor Energy, Inc.(a)	17,237	1,139,538
		3,561,387
Financials — 10.82%
Arch Capital Group Ltd.(b)	10,737	1,030,644
Bank of America Corp.(a)	24,795	1,208,756
Berkshire Hathaway, Inc., Class B(b)	3,345	1,602,924
Citigroup, Inc.	14,092	1,598,174
KKR & Co., Inc.	4,400	407,000
MetLife, Inc.	17,333	1,225,790
		7,073,288
Health Care — 14.34%
Abbott Laboratories	9,703	996,207
AbbVie, Inc.	2,438	530,240
Align Technology, Inc.(b)	7,088	1,215,096

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Common Stocks — (continued)
Health Care — (continued)
AstraZeneca PLC - ADR	4,854	$957,306
Bruker Corp.	8,976	324,213
Icon PLC(b)	1,994	220,656
Johnson & Johnson	9,710	2,373,513
Thermo Fisher Scientific, Inc.	3,349	1,646,134
Zoetis, Inc., Class A(a)	9,394	1,110,465
		9,373,830
Industrials — 10.18%
3M Co.	7,368	1,070,054
Applied Industrial Technologies, Inc.	844	223,930
CSX Corp.	30,987	1,272,017
Deere & Co.	1,531	862,412
FedEx Corp.	2,713	966,316
Kirby Corp.(b)	8,683	1,153,797
Lincoln Electric Holdings, Inc.	4,463	1,111,644
		6,660,170
Materials — 2.82%
Carlisle Companies, Inc.	2,919	973,837
PPG Industries, Inc.	8,150	871,072
		1,844,909
Technology — 24.83%
Accenture PLC, Class A(a)	8,222	1,630,341
Advanced Micro Devices, Inc.(b)	1,546	314,503
Autodesk, Inc.(a)(b)	4,874	1,166,836
Corpay, Inc.(b)	2,168	630,866
EPAM Systems, Inc.(b)	7,429	1,005,887
Equifax, Inc.	5,741	1,033,782
Infineon Technologies A.G. - ADR	35,992	1,627,198
Jack Henry & Associates, Inc.	1,030	162,781
MasterCard, Inc., Class A	856	427,709
Microsoft Corp.(a)	7,814	2,892,508
Salesforce, Inc.(a)	6,482	1,209,995
ServiceNow, Inc.(a)(b)	9,408	983,606
Uber Technologies, Inc.(a)(b)	12,067	867,979

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Common Stocks — (continued)
Technology — (continued)
Visa, Inc., Class A(a)	4,021	$1,215,307
Wix.com Ltd.(a)(b)	11,841	1,066,519
		16,235,817
TOTAL COMMON STOCKS
(Cost $47,805,074)		62,408,985

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date
PURCHASED CALL OPTIONS — 0.48%
American International Group, Inc.	100	$752,500	$95.00	May 2026	$500
Axsome Therapeutics, Inc.	20	338,040	170.00	June 2026	35,800
Dow, Inc.	40	166,600	37.50	September 2026	30,600
Ionis Pharmaceuticals, Inc.	125	938,625	90.00	July 2026	27,187
PayPal Holdings, Inc.	125	565,375	50.00	July 2026	33,500
Taiwan Semiconductor Manufacturing Co. Ltd.	80	2,703,600	390.00	July 2026	127,400
UnitedHealth Group, Inc.	80	2,164,720	410.00	July 2026	6,320
Wix.com Ltd.	101	909,707	115.00	July 2026	42,673
TOTAL PURCHASED CALL OPTIONS
(Cost $585,656)					303,980

PURCHASED PUT OPTIONS — 1.48%
3M Co.	80	1,161,840	120.00	July 2026	21,960
AbbVie, Inc.	10	217,490	190.00	June 2026	3,925
Align Technology, Inc.	80	1,371,440	145.00	July 2026	48,000
Alphabet, Inc., Class A	70	2,012,920	280.00	April 2026	33,600
Amazon.com, Inc.	100	2,082,700	180.00	July 2026	60,750
Arch Capital Group Ltd.	30	287,970	90.00	June 2026	6,375
ARK Innovation ETF	225	1,520,775	62.00	June 2026	69,525
Autodesk, Inc.	40	957,600	200.00	June 2026	22,000
Baker Hughes Co., Class A	200	1,221,000	40.00	June 2026	8,500
Bank of America Corp.	250	1,218,750	40.00	May 2026	8,875
Blue Owl Capital, Inc.	550	502,150	8.00	July 2026	38,500
Booking Holdings, Inc.	2	842,064	3,500.00	September 2026	35,890
Citigroup, Inc.	185	2,098,085	90.00	July 2026	45,510
CSX Corp.	200	821,000	35.00	August 2026	18,000

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

	Number of	Notional	Exercise	Expiration	Fair
Description	Contracts	Amount	Price	Date	Value
PURCHASED PUT OPTIONS — (continued)
Deckers Outdoor Corp.	150	$1,501,350	$80.00	June 2026	$31,125
EPAM Systems, Inc.	70	947,800	110.00	July 2026	38,150
FedEx Corp.	30	1,068,540	320.00	June 2026	22,725
iShares Silver Trust	120	817,680	50.00	June 2026	18,600
Johnson & Johnson	70	1,711,080	200.00	July 2026	15,785
Kirby Corp.	40	531,520	130.00	June 2026	31,800
KKR & Company, Inc.	50	462,500	70.00	June 2026	9,500
Meta Platforms, Inc., Class A	22	1,258,686	500.00	July 2026	44,550
MetLife, Inc.	100	707,200	65.00	June 2026	21,750
Microsoft Corp.	30	1,110,510	340.00	July 2026	37,425
NIKE, Inc., Class B	150	792,300	50.00	July 2026	54,375
Salesforce, Inc.	50	933,350	170.00	June 2026	42,250
ServiceNow, Inc.	80	836,400	98.00	June 2026	60,000
State Street Energy Select Sector SPDR ETF	300	1,837,800	50.00	September 2026	34,650
TJX Companies, Inc. (The)	70	1,117,900	140.00	April 2026	2,555
Uber Technologies, Inc.	100	719,300	67.50	June 2026	34,000
Wix.com Ltd.	80	720,560	75.00	July 2026	60,400

TOTAL PURCHASED PUT OPTIONS
(Cost $1,343,396)					981,050

	Shares
Money Market Funds — 7.28%
First American Treasury Obligations Fund, Class X, 3.59%(c)	4,758,185	4,758,185

TOTAL MONEY MARKET FUNDS
(Cost $4,758,185)		4,758,185

Total Investments — 104.69%
(Cost $54,492,311)		68,452,200
Liabilities in Excess of Other Assets — (4.69)%		(3,069,683)
Net Assets — 100.00%		$65,382,517

(a)	All or a portion of the security is held as collateral for written options and securities sold short. The fair value of this collateral on March 31, 2026 was $21,774,702.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

ADR - American Depositary Receipt.

ETF - Exchange Traded Funds.

SPDR - Standard & Poor’s Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Open Written Options Contracts
March 31, 2026 (Unaudited)

	Number of	Notional	Exercise	Expiration	Fair
Description	Contracts	Amount	Price	Date	Value
Written Call Options (1.02)%
AbbVie, Inc.	(12)	$(260,988)	$220.00	May 2026	$(9,780)
AstraZeneca PLC	(44)	(867,768)	210.00	July 2026	(32,340)
Baker Hughes Co., Class A	(150)	(915,750)	50.00	June 2026	(181,500)
Deere & Company	(15)	(844,950)	680.00	September 2026	(22,088)
Kirby Corp.	(26)	(345,488)	140.00	September 2026	(30,810)
Suncor Energy, Inc.	(151)	(998,261)	47.00	December 2026	(306,530)
Wix.com Ltd.	(101)	(909,707)	100.00	July 2026	(74,740)
TOTAL WRITTEN CALL OPTIONS
(Premiums Received $297,787)					$(657,788)

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Securities Sold Short
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Common Stocks - Short — (5.50%)
Consumer Discretionary — (1.29%)
Burlington Stores, Inc.(a)	(842)	$(273,971)
InterContinental Hotels Group PLC - ADR	(2,263)	(302,020)
Lowe’s Companies, Inc.	(1,126)	(266,051)
		(842,042)
Financials — (0.19%)
Capital One Financial Corp.	(698)	(127,336)

Health Care — (0.51%)
Alnylam Pharmaceuticals, Inc.(a)	(539)	(178,339)
HealthEquity, Inc.(a)	(1,845)	(154,187)
		(332,526)
Industrials — (2.00%)
Cognex Corp.	(3,233)	(158,385)
Fastenal Co.	(4,838)	(224,483)
GE Vernova, Inc.	(376)	(328,209)
Old Dominion Freight Line, Inc.	(1,145)	(223,733)
Rockwell Automation, Inc.	(451)	(161,855)
Vertiv Holdings Co., Class A	(844)	(211,490)
		(1,308,155)
Technology — (1.37%)
International Business Machines Corp.	(947)	(229,543)
Logitech International S.A.	(1,787)	(162,831)
Micron Technology, Inc.	(719)	(242,907)
Western Digital Corp.	(981)	(265,351)
		(900,632)
Utilities — (0.14%)
Oklo, Inc.(a)	(1,793)	(88,915)

TOTAL COMMON STOCKS — SHORT
(Proceeds Received $3,365,057)		$(3,599,606)

See accompanying notes which are an integral part of these financial statements.

VELA LARGE CAP PLUS FUND
Schedule of Securities Sold Short (continued)
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Exchange-Traded Funds - Short — (0.58%)
SPDR® S&P® Regional Banking ETF	(5,842)	$(380,606)

TOTAL EXCHANGE-TRADED FUNDS — SHORT
(Proceeds Received $341,554)		(380,606)

TOTAL SECURITIES SOLD SHORT — (6.08)%
(Proceeds Received $3,706,611)		$(3,980,212)

(a)	Non-income producing security.

ADR - American Depositary Receipt.

ETF - Exchange Traded Funds.

SPDR - Standard & Poor’s Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Common Stocks — 91.60%
Argentina — 1.85%
Consumer Discretionary — 1.85%
Arcos Dorados Holdings, Inc., Class A	167,400	$1,381,050
Total Argentina		1,381,050

Australia — 1.44%
Health Care — 1.44%
Ansell Ltd.	54,700	1,073,470
Total Australia		1,073,470

Austria — 3.50%
Communications — 1.86%
Telekom Austria AG	131,000	1,386,291

Materials — 1.64%
Wienerberger AG	46,000	1,223,277
Total Austria		2,609,568

Belgium — 1.44%
Financials — 1.44%
KBC Group N.V.	8,800	1,077,005
Total Belgium		1,077,005

Brazil — 2.63%
Consumer Staples — 2.63%
Ambev SA	665,000	1,957,940
Total Brazil		1,957,940

Canada — 6.70%
Energy — 3.63%
Pason Systems, Inc.	148,800	1,415,941
Suncor Energy, Inc.	19,500	1,289,145
		2,705,086
Materials — 3.07%
Alamos Gold, Inc., Class A	42,000	1,866,060
Major Drilling Group International, Inc.(a)	37,300	429,463
		2,295,523
Total Canada		5,000,609

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Denmark — 1.37%
Industrials — 1.37%
FLSmidth & Co. A/S	13,500	$1,023,010
Total Denmark		1,023,010

Faroe Islands — 1.80%
Consumer Staples — 1.80%
Bakkafrost P/F	28,600	1,341,740
Total Faroe Islands		1,341,740

France — 14.24%
Communications — 2.46%
Criteo S.A. - ADR(a)	101,900	1,827,067

Consumer Discretionary — 1.86%
Cia Generale de Establissements Michelin SCA	40,600	1,390,854

Consumer Staples — 3.31%
Interparfums S.A.	49,200	1,308,313
Remy Cointreau	26,900	1,163,181
		2,471,494
Energy — 2.22%
TotalEnergies SE	18,000	1,651,866

Industrials — 2.87%
Edenred	63,000	1,254,840
Rexel SA	22,400	887,586
		2,142,426
Materials — 1.52%
Foraco International SA(a)	605,000	1,134,880
Total France		10,618,587

Germany — 7.84%
Consumer Discretionary — 1.82%
Fielmann AG	26,600	1,354,155

Industrials — 1.89%
Duerr AG	63,500	1,412,156

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Germany — (continued)
Materials — 1.43%
Fuchs Petrolub SE	30,700	$1,062,947

Technology — 2.70%
Infineon Technologies AG	44,500	2,018,710
Total Germany		5,847,968

Hong Kong — 4.88%
Consumer Staples — 2.09%
WH Group Ltd.(b)	1,189,500	1,563,567

Industrials — 1.02%
Johnson Electric Holdings Ltd.	250,000	758,580

Technology — 1.77%
VTech Holdings Ltd.	174,200	1,319,053
Total Hong Kong		3,641,200

Israel — 1.97%
Technology — 1.97%
Wix.com Ltd.(a)	16,300	1,468,141
Total Israel		1,468,141

Japan — 4.71%
Consumer Discretionary — 2.27%
Honda Motor Co. Ltd.	73,500	594,848
KeePer Technical Laboratory Co., Ltd.	57,300	1,097,038
		1,691,886
Materials — 1.10%
Toray Industries, Inc.	115,000	819,061

Technology — 1.34%
Nintendo Co. Ltd.	17,500	998,948
Total Japan		3,509,895

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Mexico — 3.80%
Consumer Staples — 3.80%
BBB Foods Inc.(a)	39,100	$1,382,967
Kimberly-Clark de Mexico SAB de CV, Class A	613,000	1,451,609
		2,834,576
Total Mexico		2,834,576

Netherlands — 3.58%
Communications — 0.79%
Universal Music Group N.V.	30,500	592,006

Financials — 1.72%
ING Groep NV	49,200	1,277,015

Health Care — 1.07%
Argenx SE(a)	1,100	798,280
Total Netherlands		2,667,301

Panama — 1.75%
Industrials — 1.75%
Copa Holdings, S.A., Class A	11,500	1,306,515
Total Panama		1,306,515

Sweden — 3.16%
Financials — 1.87%
Svenska Handelsbanken AB, Class A	106,200	1,399,880

Industrials — 1.29%
Loomis AB	21,000	959,127
Total Sweden		2,359,007

Switzerland — 3.16%
Health Care — 3.16%
Roche Holding AG	2,500	997,765
Tecan Group AG	8,000	1,361,743
		2,359,508
Total Switzerland		2,359,508

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
United Kingdom — 19.67%
Consumer Discretionary — 3.95%
Associated British Foods PLC	67,000	$1,677,113
Coats Group PLC	1,185,000	1,271,153
		2,948,266
Consumer Staples — 6.71%
Cake Box Holdings PLC	320,135	813,383
Fevertree Drinks PLC	104,000	1,060,362
Greggs PLC	65,200	1,325,166
Nomad Foods Ltd.	187,000	1,797,070
		4,995,981
Financials — 1.76%
Sabre Insurance Group PLC(b)	630,000	1,313,293

Health Care — 2.10%
Hikma Pharmaceuticals PLC	93,200	1,565,322

Industrials — 1.47%
JET2 PLC	73,700	1,098,587

Materials — 2.03%
Croda International PLC	40,400	1,517,080

Technology — 1.65%
Serco Group PLC	325,000	1,231,420
Total United Kingdom		14,669,949

United States — 2.11%
Technology — 2.11%
Globant S.A.(a)	34,100	1,572,351
Total United States		1,572,351

TOTAL COMMON STOCKS
(Cost $58,620,565)		68,319,390

See accompanying notes which are an integral part of these financial statements.

VELA INTERNATIONAL FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Money Market Funds — 10.27%
First American Treasury Obligations Fund, Class X, 3.59%(c)	7,662,923	$7,662,923

TOTAL MONEY MARKET FUNDS
(Cost $7,662,923)		7,662,923

Total Investments — 101.87%
(Cost $66,283,488)		75,982,313
Liabilities in Excess of Other Assets — (1.87)%		(1,394,695)
Net Assets — 100.00%		$74,587,618

(a)	Non-income producing security.

(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $2,876,860 as of March 31, 2026, representing 3.86% of net assets.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND
Schedule of Investments
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Common Stocks — 52.31%
Communications — 1.55%
Alphabet, Inc., Class A(a)	926	$266,281
Comcast Corp., Class A	12,393	355,803
		622,084
Consumer Discretionary — 5.35%
Movado Group, Inc.(a)	22,354	545,885
NIKE, Inc., Class B(a)	5,704	301,285
Pool Corp.	2,372	479,927
Starbucks Corp.(a)	3,761	336,948
Vail Resorts, Inc.	3,725	477,992
		2,142,037
Consumer Staples — 8.64%
Ambev SA	210,257	619,054
Flowers Foods, Inc.	37,751	307,671
Interparfums, Inc.	5,398	490,354
Lamb Weston Holdings, Inc.	14,462	611,164
Mondelez International, Inc., Class A	4,643	267,623
PepsiCo, Inc.(a)	5,178	804,091
Tyson Foods, Inc., Class A(a)	5,609	359,368
		3,459,325
Energy — 3.17%
MPLX LP(a)	7,876	449,483
Pason Systems, Inc.	72,681	691,613
Suncor Energy, Inc.(a)	1,979	130,832
		1,271,928
Financials — 5.37%
Arch Capital Group Ltd.(b)	4,264	409,301
Axis Capital Holdings Ltd.(a)	2,646	268,331
Federal Agricultural Mortgage Corp., Class C	3,368	499,643
First Interstate BancSystem, Inc., Class A	14,601	487,673
MetLife, Inc.	6,871	485,917
		2,150,865
Health Care — 7.76%
Abbott Laboratories	3,668	376,594
AstraZeneca PLC - ADR(a)	1,738	342,768
Encompass Health Corp.	3,981	385,082
Hikma Pharmaceuticals PLC	27,250	457,672
Johnson & Johnson(a)	2,707	661,699

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Common Stocks — (continued)
Health Care — (continued)
Medtronic PLC	6,672	$578,129
Thermo Fisher Scientific, Inc.	621	305,240
		3,107,184
Industrials — 6.84%
Copa Holdings, S.A., Class A(a)	7,643	868,321
CSX Corp.(a)	14,236	584,388
Greenbrier Companies, Inc. (The)(a)	17,306	911,161
Union Pacific Corp.	1,546	375,090
		2,738,960
Materials — 2.72%
Carlisle Companies, Inc.	1,467	489,421
PPG Industries, Inc.(a)	5,622	600,879
		1,090,300
Real Estate — 2.87%
BXP, Inc.	9,147	474,729
NET Lease Office Properties	14,664	168,929
Simon Property Group, Inc.(a)	2,705	504,564
		1,148,222
Technology — 6.80%
Accenture PLC, Class A(a)	3,511	696,196
Fidelity National Information Services, Inc.	9,978	468,068
Garmin Ltd.(a)	1,510	350,335
Microsoft Corp.	553	204,704
Nintendo Co. Ltd.	6,662	380,286
Salesforce, Inc.	2,296	428,594
Texas Instruments, Inc.(a)	1,005	195,111
		2,723,294
Utilities — 1.24%
National Fuel Gas Co.	5,284	496,485

TOTAL COMMON STOCKS
(Cost $20,273,336)		20,950,684

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Preferred Stocks — 6.70%
Financials — 5.90%
Arch Capital Group Ltd., Series G, 4.55%	17,351	$285,077
Axis Capital Holdings Ltd., Series E, 5.50%	14,944	289,913
Bank OZK, Series A, 4.63%	8,700	137,112
First Busey Corp., Series B, 8.25%	15,000	379,350
Huntington Bancshares Inc., Series J, 6.88%	9,318	229,316
KeyCorp, Series H, 6.20%	15,000	355,950
Merchants Bancorp, Series E, 7.63%	12,437	296,374
Stifel Financial Corp., Series B, 6.25%	2,644	61,870
WesBanco, Inc., Series B, 7.38%	13,000	325,650
		2,360,612
Technology — 0.80%
Shift4 Payments, Inc., Series A, 6.00%	6,000	321,840

TOTAL PREFERRED STOCKS
(Cost $2,909,293)		2,682,452

	Principal
	Amount
Corporate Bonds — 36.89%
Communications — 0.75%
Nexstar Media, Inc., 5.63%, 7/15/2027(c)	$300,000	300,130

Consumer Discretionary — 8.72%
Allegiant Travel Co., 7.25%, 8/15/2027(c)	308,000	308,548
Bath & Body Works, Inc., 6.63%, 10/1/2030(c)	350,000	353,370
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 4/15/2029(c)	300,000	266,399
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(c)	401,000	388,600
Garrett Motion Holdings, Inc., 7.75%, 5/31/2032(c)	450,000	465,925
Macy’s Retail Holdings LLC, 7.38%, 8/1/2033(c)	400,000	410,168
Six Flags Entertainment Corp., 7.25%, 5/15/2031(c)	350,000	337,311
Under Armour, Inc., 7.25%, 7/15/2030(c)	350,000	354,757
William Carter Co. (The), 7.38%, 2/15/2031(c)	450,000	459,447
Winnebago Industries, Inc., 6.25%, 7/15/2028(c)	148,000	148,110
		3,492,635

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

	Principal	Fair
	Amount	Value
Corporate Bonds — (continued)
Consumer Staples — 1.37%
Flowers Foods, Inc., 2.40%, 3/15/2031	$250,000	$211,516
Simmons Foods, Inc., 4.63%, 3/1/2029(c)	350,000	336,564
		548,080
Energy — 3.23%
Coterra Energy, Inc., 4.38%, 3/15/2029	368,000	355,048
Saturn Oil & Gas, Inc., 9.63%, 6/15/2029(c)	349,000	365,412
SM Energy Co. 8.63%, 11/1/2030(c)	300,000	316,655
Venture Global Calcasieu Pass, LLC, 6.25%, 1/15/2030(c)	250,000	255,717
		1,292,832
Financials — 12.37%
Ally Financial, Inc., Series B, 4.70%, 8/15/2169 (H15T5Y + 387bps)(d)(e)	256,000	253,760
Antares Holdings LP, 6.25%, 10/23/2029(c)	400,000	396,194
Bank OZK, 2.75%, 10/1/2031 (TSFR3M + 209bps)(d)	250,000	239,825
Citigroup, Inc., 7.13%, 12/31/2049(d)(e)	319,000	322,060
Constellation Insurance, Inc. 6.80%, 1/24/2030(c)	450,000	451,062
Cullen/Frost Capital Trust II, 5.48%, 3/1/2034 (TSFR3M + 181bps)(d)	310,000	279,922
First Citizens BancShares, Inc./NC, Series D, 7.00%, 12/15/2080(d)(e)	450,000	450,798
First National of Nebraska, Inc., 7.25%, 6/15/2035(c)(d)	400,000	414,503
Oaktree Strategic Credit Fund, 6.19%, 7/15/2030	450,000	440,529
PNC Financial Services Group, Inc., 3.40%, 12/31/2049 (H15T5Y + 260bps)(d)(e)	300,000	294,322
State Street Corp., 6.45%, 9/5/2080 (H15T5Y + 214bps)(d)(e)	350,000	355,513
StoneX Group, Inc., 7.88%, 3/1/2031(c)	350,000	363,420
Trustmark Corp., 6.00%, 12/1/2035(d)	350,000	349,162
Walker & Dunlop, Inc., 6.63%, 4/1/2033(c)	350,000	342,373
		4,953,443
Health Care — 1.63%
Centene Corp., 4.63%, 12/15/2029	250,000	237,473
Sotera Health Holdings LLC, 7.38%, 6/1/2031(c)	400,000	413,216
		650,689
Industrials — 4.97%
Atkore, Inc., 4.25%, 6/1/2031(c)	250,000	234,693
Cimpress PLC, 7.38%, 9/15/2032(c)	300,000	296,860
Con-way, Inc., 6.70%, 5/1/2034	265,000	271,287
Spirit Airlines Pass Through Trust 2017-1A, 3.65%, 2/15/2030	172,841	158,226
Stanley Black & Decker, Inc., 6.71%, 3/15/2060 (H15T5Y + 266bps)(d)	450,000	439,574
Wabash National Corp., 4.50%, 10/15/2028(c)	450,000	394,577

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

	Principal	Fair
	Amount	Value
Corporate Bonds — (continued)
Industrials — (continued)
Worthington Industries, Inc., 4.30%, 8/1/2032	$210,000	$194,645
		1,989,862
Materials — 1.12%
Cleveland-Cliffs, Inc., 6.88%, 11/1/2029(c)	450,000	449,363

Real Estate — 0.85%
Iron Mountain, Inc., 5.63%, 7/15/2032(c)	350,000	339,909

Technology — 0.98%
Fair Isaac Corp., 6.25%, 9/15/2034(c)	400,000	393,799

Utilities — 0.90%
American Electric Power Company, Inc., 7.05%, 12/15/2054 (H15T5Y +275bps)(d)	350,000	361,678

TOTAL CORPORATE BONDS
(Cost $14,674,660)		14,772,420

	Shares
Money Market Funds — 4.60%
First American Treasury Obligations Fund, Class X, 3.59%(f)	1,841,917	1,841,917

TOTAL MONEY MARKET FUNDS
(Cost $1,841,917)		1,841,917

Total Investments — 100.50%
(Cost $39,699,206)		40,247,473
Liabilities in Excess of Other Assets — (0.50)%		(201,710)
Net Assets — 100.00%		$40,045,763

(a)	Securities, or a portion thereof, have been pledged as collateral on written option contracts. The total collateral pledged is $4,254,184.

(b)	Non-income producing security.

(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $9,557,082 as of March 31, 2026, representing 23.86% of net assets.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Rate disclosed is the seven day effective yield as of March 31, 2026.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

VELA INCOME OPPORTUNITIES FUND
Schedule of Open Written Options Contracts
March 31, 2026 (Unaudited)

	Number of	Notional	Exercise	Expiration	Fair
Description	Contracts	Amount	Price	Date	Value
Written Call Options (0.27)%
Accenture PLC, Class A	(10)	$(198,290)	$335.00	May 2026	$(40)
Alphabet, Inc., Class A	(6)	(172,536)	340.00	August 2026	(4,995)
AstraZeneca PLC	(16)	(315,552)	95.00	April 2026	(6,720)
AstraZeneca PLC	(17)	(335,274)	97.50	June 2026	(10,583)
Axis Capital Holdings Ltd.	(23)	(233,243)	115.00	June 2026	(2,576)
Copa Holdings, S.A., Class A	(15)	(170,415)	155.00	May 2026	(60)
Copa Holdings, S.A., Class A	(15)	(170,415)	165.00	May 2026	(780)
CSX Corp.	(36)	(147,780)	45.00	May 2026	(1,620)
CSX Corp.	(36)	(147,780)	47.50	June 2026	(1,350)
Garmin Ltd.	(10)	(232,010)	270.00	October 2026	(10,600)
Greenbrier Companies, Inc.
(The)	(51)	(268,515)	67.50	June 2026	(2,678)
Johnson & Johnson	(8)	(195,552)	220.00	April 2026	(20,139)
Johnson & Johnson	(7)	(171,108)	230.00	April 2026	(11,603)
Movado Group, Inc.	(56)	(136,752)	30.00	June 2026	(2,408)
MPLX LP	(26)	(148,382)	60.00	June 2026	(2,080)
NIKE, Inc., Class B	(23)	(121,486)	80.00	July 2026	(667)
PepsiCo, Inc.	(12)	(186,348)	170.00	July 2026	(4,110)
PPG Industries, Inc.	(22)	(235,136)	140.00	June 2026	(935)
Simon Property Group, Inc.	(7)	(130,571)	200.00	June 2026	(2,590)
Starbucks Corp.	(15)	(134,385)	110.00	May 2026	(488)
Suncor Energy, Inc.	(19)	(125,609)	60.00	June 2026	(15,484)
Texas Instruments, Inc.	(8)	(155,312)	220.00	April 2026	(268)
Tyson Foods, Inc., Class A	(39)	(249,873)	70.00	July 2026	(6,533)
TOTAL WRITTEN CALL OPTIONS
(Premiums Received $121,411)					$(109,307)

See accompanying notes which are an integral part of these financial statements.

VELA SHORT DURATION FUND
Schedule of Investments
March 31, 2026 (Unaudited)

	Principal	Fair
	Amount	Value
Asset Backed Securities — 2.86%
BMW Vehicle Owner Trust 2024-A, 5.18%, 2/26/2029	$198,714	$200,066
CarVal CLO VII-C Ltd., Series 1A, 5.11%, 7/20/2037(a)(b)	250,000	250,194
Ford Credit Auto Owner Trust 2024-C, 4.07%, 7/15/2029	250,000	250,068
GM Financial Consumer Automobile Receivables 2024-1, 4.85%, 12/18/2028	164,541	165,206
Honda Auto Receivables 2023-4 Owner Trust, Series 4, 5.67%, 6/21/2028	138,441	139,660
Madison Park Funding XXXVII Ltd., Series 2019-37A, 5.20%, 4/15/2037(a)(b)	250,000	249,912
TOTAL ASSET BACKED SECURITIES
(Cost $1,253,603)		1,255,106

Collateralized Mortgage Obligations — 3.26%
Fannie Mae REMIC Pass-Through Certificates, Series 2024-97, 5.50%, 12/25/2050	153,142	154,098
Fannie Mae REMIC Pass-Through Certificates, Series 2025-58, 5.00%, 9/25/2051	270,755	271,050
Fannie Mae REMIC Pass-Through Certificates, Series 2025-94, 5.50%, 5/25/2051	289,305	291,189
Freddie Mac REMIC Pass-Through Certificates, Series 5547, 5.00%, 2/25/2052	263,777	261,773
Government National Mortgage Association Guaranteed REMIC Pass-Through Certificates, Series 2024-197, 5.00%, 11/20/2035	410,893	412,819
Government National Mortgage Association REMIC Pass Through Certificates, Series 2024-76, 6.00%, 12/20/2049	41,381	41,365
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,432,217)		1,432,294

Corporate Bonds — 60.09%
Communications — 1.49%
Nexstar Media, Inc., 5.63%, 7/15/2027(a)	300,000	300,130
XPO, Inc., 6.25%, 6/1/2028(a)	350,000	354,919
		655,049
Consumer Discretionary — 11.83%
Carnival Corp., 7.88%, 6/1/2027	350,000	362,462
Ford Motor Credit Co. LLC, 5.80%, 3/8/2029	450,000	455,174
General Motors Financial Co., Inc., 4.98%, 5/8/2027 (O/N SOFR + 135bps)(b)	400,000	402,401
Group 1 Automotive, Inc., 4.00%, 8/15/2028(a)	300,000	290,408
Hyundai Capital America, 5.13%, 1/8/2027 (O/N SOFR + 150bps)(a)(b)	250,000	251,728

See accompanying notes which are an integral part of these financial statements.

VELA SHORT DURATION FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

	Principal	Fair
	Amount	Value
Corporate Bonds — (continued)
Consumer Discretionary — (continued)
Hyundai Capital America, 4.62%, 3/25/2027 (O/N SOFR + 99bps)(a)(b)	$150,000	$150,335
M/I Homes, Inc., 4.95%, 2/1/2028	300,000	296,258
Mattel, Inc., 5.88%, 12/15/2027(a)	350,000	349,997
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/2026(a)	350,000	351,928
Nordstrom, Inc., 4.00%, 3/15/2027	300,000	293,978
Polaris, Inc., 6.95%, 3/15/2029	250,000	261,819
Royal Caribbean Group, 6.25%, 3/15/2032(a)	500,000	511,225
Stellantis Financial Services US Corp., 5.32%, 9/15/2028 (O/N SOFR + 169bps)(a)(b)	350,000	350,813
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/2029(a)	454,000	453,506
Volkswagen Group of America Finance LLC, 4.90%, 8/14/2026(a)	250,000	250,398
Winnebago Industries, Inc., 6.25%, 7/15/2028(a)	165,000	165,123
		5,197,553
Consumer Staples — 3.13%
Conagra Brands, Inc., 5.00%, 8/1/2030	350,000	349,467
Coty, Inc. / HFC Prestige Products, Inc., 4.75%, 1/15/2029(a)	350,000	339,788
Flowers Foods, Inc., 2.40%, 3/15/2031	400,000	338,426
Smithfield Foods, Inc., 4.25%, 2/1/2027(a)	350,000	348,375
		1,376,056
Energy — 5.68%
Antero Midstream Corp., 5.38%, 6/15/2029(a)	400,000	398,882
Colonial Pipeline Co., 8.38%, 11/1/2030(a)	350,000	393,348
Coterra Energy, Inc., 4.38%, 3/15/2029	380,000	366,625
Expand Energy Corp., 6.75%, 4/15/2029(a)	443,000	443,319
SM Energy Co. 8.38%, 7/1/2028(a)	200,000	205,620
Sunoco LP / Sunoco Finance Corp., 7.00%, 9/15/2028(a)	300,000	307,116
Venture Global Calcasieu Pass LLC, 3.88%, 8/15/2029(a)	400,000	380,357
		2,495,267
Financials — 22.38%
Ally Financial, Inc., 8.00%, 11/1/2031	400,000	444,188
American Express Co., 4.89%, 4/25/2029 (O/N SOFR + 126bps)(b)	300,000	303,145
Antares Holdings LP, 6.25%, 10/23/2029(a)	450,000	445,718
Ares Capital Corp., 5.95%, 7/15/2029	350,000	351,829
Ares Finance Co. III LLC, 4.13%, 6/30/2051 (H15T5Y + 324bps)(a)(b)	375,000	369,499
Assured Guaranty US Holdings, Inc., 6.32%, 12/15/2066 (TSFR3M + 264bps)(b)	439,000	361,632
Bank of America Corp., 4.98%, 9/15/2027 (O/N SOFR + 135bps)(b)	150,000	150,569

See accompanying notes which are an integral part of these financial statements.

VELA SHORT DURATION FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

	Principal	Fair
	Amount	Value
Corporate Bonds — (continued)
Financials — (continued)
Bank OZK, 2.75%, 10/1/2031 (TSFR3M + 209bps)(b)	$250,000	$239,825
Cantor Fitzgerald LP, 7.20%, 12/12/2028(a)	500,000	519,652
Charles Schwab Corp. (The), 4.00%, 12/31/2049 (H15T5Y + 317bps)(b)(c)	174,000	172,828
Citadel Finance LLC, 4.75%, 2/14/2029(a)	450,000	441,189
Citigroup, Inc., 6.88%, 8/15/2080(b)(c)	314,000	316,352
Constellation Insurance, Inc. 6.80%, 1/24/2030(a)	438,000	439,034
Discover Bank, 5.37%, 8/9/2028 (O/N USIS + 173bps)(b)	250,000	256,222
Essent Group, Ltd., 6.25%, 7/1/2029	500,000	517,446
First National of Nebraska, Inc., 7.25%, 6/15/2035(a)(b)	350,000	362,690
Goldman Sachs Group, Inc. (The), 5.00%, 12/31/2029	300,000	300,075
Huntington Bancshares, Inc., 4.45%, 3/15/2168(b)(c)	250,000	245,933
JPMorgan Chase & Co., 4.81%, 2/24/2028 (O/N SOFR + 118bps)(b)	300,000	301,679
KeyCorp Capital, 4.66%, 7/1/2028 (TSFR3M + 100bps)(b)	400,000	393,046
MGIC Investment Corp., 5.25%, 8/15/2028	475,000	473,909
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028	450,000	471,208
PNC Financial Services Group, Inc., 3.40%, 12/31/2049 (H15T5Y + 260bps)(b) (c)	250,000	245,268
Prudential Financial, Inc., 5.70%, 9/15/2048 (US0003M + 267bps)(b)	391,000	387,466
Radian Group, Inc., 6.20%, 5/15/2029	400,000	413,628
Trustmark Corp., 6.00%, 12/1/2035(b)	418,000	416,999
US Bancorp, 3.70%, 1/15/2077 (H15T5Y + 254bps)(b)(c)	250,000	244,992
Wells Fargo & Co., 6.13%, 6/15/2080(b)(c)	250,000	250,699
		9,836,720
Health Care — 2.37%
Centene Corp., 2.45%, 7/15/2028	350,000	326,034
CVS Pass Through Trust, 6.04%, 12/10/2028	446,949	451,216
Prime Healthcare Foundation, Inc., 7.00%, 12/1/2027	260,000	266,911
		1,044,161
Industrials — 6.14%
AS Mileage Plan IP, Ltd., 5.02%, 10/20/2029(a)	440,000	434,434
Brink’s Co. (The), 6.50%, 6/15/2029(a)	300,000	304,837
British Airways Pass Through Trust 2019-1 Class A, 3.35%, 6/15/2029(a)	430,806	418,508
JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/2032	461,551	438,226
Stanley Black & Decker, Inc., 6.71%, 3/15/2060 (H15T5Y + 266bps)(b)	350,000	341,891
United Airlines Pass Through Trust, Series 2016-2, 3.10%, 4/7/2030	421,550	404,142
United Rentals North America, Inc., 6.00%, 12/15/2029(a)	350,000	355,903
		2,697,941

See accompanying notes which are an integral part of these financial statements.

VELA SHORT DURATION FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

	Principal	Fair
	Amount	Value
Corporate Bonds — (continued)
Materials — 1.90%
ATI, Inc., 5.88%, 12/1/2027	$450,000	$450,240
Louisiana-Pacific Corp., 3.63%, 3/15/2029(a)	400,000	383,882
		834,122
Real Estate — 3.06%
Boston Properties LP, 2.75%, 10/1/2026	100,000	99,081
Global Net Lease, Inc., 4.50%, 9/30/2028(a)	450,000	436,243
Greystar Real Estate Partners LLC, 7.75%, 9/1/2030(a)	424,000	441,313
Newmark Group, Inc., 7.50%, 1/12/2029	350,000	367,134
		1,343,771
Technology — 0.95%
Global Payments, Inc., 2.90%, 5/15/2030	286,000	261,461
Oracle Corp., 6.15%, 11/9/2029	152,000	156,780
		418,241
Utilities — 1.16%
American Electric Power Company, Inc., 7.05%, 12/15/2054 (H15T5Y + 275bps)(b)	350,000	361,678
Elm Road Generating Station Supercritical LLC, 5.21%, 2/11/2030(a)	149,173	148,086
		509,764
TOTAL CORPORATE BONDS
(Cost $26,475,555)		26,408,645

U.S. Government & Agencies — 29.46%
United States Treasury Note, 4.88%, 4/30/2026	250,000	250,221
United States Treasury Note, 4.13%, 6/15/2026	250,000	250,213
United States Treasury Note, 4.38%, 7/31/2026	250,000	250,552
United States Treasury Note, 3.75%, 8/31/2026	350,000	350,019
United States Treasury Note, 4.63%, 10/15/2026	400,000	401,832
United States Treasury Note, 4.38%, 12/15/2026	450,000	451,924
United States Treasury Note, 4.00%, 1/15/2027	450,000	450,892
United States Treasury Note, 4.25%, 3/15/2027	450,000	452,246
United States Treasury Note, 2.75%, 4/30/2027	450,000	445,217
United States Treasury Note, 4.63%, 6/15/2027	400,000	403,797
United States Treasury Note, 4.38%, 7/15/2027	400,000	402,766
United States Treasury Note, 3.75%, 8/15/2027	400,000	399,531
United States Treasury Note, 3.88%, 10/15/2027	450,000	450,308
United States Treasury Note, 3.88%, 3/15/2028	300,000	300,352
United States Treasury Note, 4.00%, 6/30/2028	300,000	301,277

See accompanying notes which are an integral part of these financial statements.

VELA SHORT DURATION FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

	Principal	Fair
	Amount	Value
U.S. Government & Agencies — (continued)
United States Treasury Note, 4.88%, 10/31/2028	$300,000	$307,670
United States Treasury Note, 3.75%, 12/31/2028	350,000	349,323
United States Treasury Note, 4.00%, 1/31/2029	350,000	351,559
United States Treasury Note, 4.13%, 3/31/2029	300,000	302,525
United States Treasury Note/Bond, 4.88%, 5/31/2026	250,000	250,422
United States Treasury Note/Bond, 3.50%, 9/30/2026	350,000	349,544
United States Treasury Note/Bond, 4.63%, 11/15/2026	450,000	452,323
United States Treasury Note/Bond, 4.50%, 5/15/2027	450,000	453,375
United States Treasury Note/Bond, 3.38%, 9/15/2027	450,000	447,056
United States Treasury Note/Bond, 4.00%, 12/15/2027	400,000	401,102
United States Treasury Note/Bond, 4.25%, 1/15/2028	350,000	352,488
United States Treasury Note/Bond, 4.00%, 2/29/2028	300,000	301,014
United States Treasury Note/Bond, 3.75%, 4/15/2028	300,000	299,602
United States Treasury Note/Bond, 3.63%, 5/31/2028	300,000	298,840
United States Treasury Note/Bond, 4.13%, 7/31/2028	300,000	302,074
United States Treasury Note/Bond, 4.38%, 8/31/2028	300,000	303,773
United States Treasury Note/Bond, 4.63%, 9/30/2028	300,000	305,754
United States Treasury Note/Bond, 4.38%, 11/30/2028	350,000	354,853
United States Treasury Note/Bond, 4.25%, 2/28/2029	350,000	354,006
United States Treasury Notes, 4.13%, 2/15/2027	450,000	451,445
United States Treasury Notes, 3.88%, 11/30/2027	400,000	400,266
TOTAL U.S. GOVERNMENT & AGENCIES
(Cost $12,964,524)		12,950,161

	Shares
Money Market Funds — 4.41%
First American Treasury Obligations Fund, Class X, 3.59%(d)	1,939,968	1,939,968

TOTAL MONEY MARKET FUNDS
(Cost $1,939,968)		1,939,968

Total Investments — 100.08%
(Cost $44,065,867)		$43,986,174
Liabilities in Excess of Other Assets — (0.08)%		(36,075)
Net Assets — 100.00%		$43,950,099

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $12,598,409 as of March 31, 2026, representing 28.66% of net assets.

See accompanying notes which are an integral part of these financial statements.

VELA SHORT DURATION FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes which are an integral part of these financial statements.

VELA SMALL-MID CAP FUND
Schedule of Investments
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Common Stocks — 99.65%
Communications — 4.00%
Criteo S.A. - ADR(a)	16,461	$295,146

Consumer Discretionary — 15.64%
Atlanta Braves Holdings, Inc., Class C(a)	4,511	192,620
BRP, Inc.	1,094	78,560
Deckers Outdoor Corp.(a)(b)	813	81,373
Domino’s Pizza, Inc.	208	74,628
Etsy, Inc.(a)	1,607	80,318
Gildan Activewear, Inc.	3,065	170,567
Masco Corp.	1,043	62,966
Pool Corp.	937	189,583
Vail Resorts, Inc.	696	89,311
Valvoline, Inc.(a)(b)	3,978	133,979
		1,153,905
Consumer Staples — 4.87%
Coca-Cola Consolidated, Inc.(b)	283	54,262
Interparfums, Inc.	1,316	119,545
Lamb Weston Holdings, Inc.	2,598	109,792
Sysco Corp.(b)	1,062	75,753
		359,352
Energy — 7.86%
Antero Resources Corp.(a)(b)	3,256	138,185
Murphy USA, Inc.(b)	369	182,275
Range Resources Corp.(b)	2,396	108,251
Tidewater, Inc.(a)(b)	1,803	150,641
		579,352
Financials — 8.87%
Arch Capital Group Ltd.(a)	2,028	194,668
Assured Guaranty Ltd.	899	73,250
Brown & Brown, Inc.	1,991	129,833
Essent Group Ltd.	1,451	84,797
Federal Agricultural Mortgage Corp., Class C	660	97,911
Houlihan Lokey, Inc.	516	74,108
		654,567
Health Care — 7.72%
Align Technology, Inc.(a)	567	97,201
Bruker Corp.	3,232	116,740

See accompanying notes which are an integral part of these financial statements.

VELA SMALL-MID CAP FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Common Stocks — (continued)
Health Care — (continued)
Encompass Health Corp.	1,166	$112,787
Globus Medical, Inc., Class A(a)	608	52,385
PROCEPT BioRobotics Corp.(a)	2,830	70,778
Supernus Pharmaceuticals, Inc.(a)	2,316	119,714
		569,605
Industrials — 19.24%
Applied Industrial Technologies, Inc.	278	73,759
Cactus, Inc., Class A	3,233	153,147
Copa Holdings, S.A., Class A	768	87,252
Greenbrier Companies, Inc. (The)(b)	2,988	157,318
Hub Group, Inc., Class A	6,377	229,827
Janus International Group, Inc.(a)	10,985	56,573
Kirby Corp.(a)	2,169	288,217
Limbach Holdings, Inc.(a)	1,506	117,543
Lincoln Electric Holdings, Inc.	667	166,137
Toro Co. (The)(b)	959	89,609
		1,419,382
Materials — 13.66%
Alamos Gold, Inc., Class A(b)	1,363	60,558
Avery Dennison Corp.	420	72,526
Carlisle Companies, Inc.	600	200,172
Crown Holdings, Inc.	723	72,481
PPG Industries, Inc.	1,229	131,355
RPM International, Inc.	881	87,571
Simpson Manufacturing Co., Inc.	619	106,233
Worthington Enterprises, Inc.	5,308	276,759
		1,007,655
Technology — 16.34%
Corpay, Inc.(a)	414	120,470
EPAM Systems, Inc.(a)	852	115,361
Equifax, Inc.	1,061	191,054
Fidelity National Information Services, Inc.	2,561	120,136
Jack Henry & Associates, Inc.	875	138,285
Shift4 Payments, Inc., Class A(a)	2,401	104,996
SPS Commerce, Inc.(a)	961	53,499

See accompanying notes which are an integral part of these financial statements.

VELA SMALL-MID CAP FUND
Schedule of Investments (continued)
March 31, 2026 (Unaudited)

		Fair
	Shares	Value
Common Stocks — (continued)
Technology — (continued)
Wix.com Ltd.(a)	2,370	$213,466
Zebra Technologies Corp., Class A(a)	709	148,238
		1,205,505
Utilities — 1.45%
National Fuel Gas Co.	1,139	107,020

TOTAL COMMON STOCKS
(Cost $7,672,920)		7,351,489

Total Investments — 99.65%
(Cost $7,672,920)		7,351,489
Other Assets in Excess of Liabilities — 0.35%		25,847
Net Assets — 100.00%		$7,377,336

(a)	Non-income producing security.

(b)	Securities, or a portion thereof, have been pledged as collateral on written option contracts. The total collateral pledged is $487,304.

See accompanying notes which are an integral part of these financial statements.

VELA SMALL-MID CAP FUND
Schedule of Open Written Options Contracts
March 31, 2026 (Unaudited)

	Number of	Notional	Exercise	Expiration	Fair
Description	Contracts	Amount	Price	Date	Value
Written Call Options (0.24)%
Alamos Gold, Inc., Class A	(7)	$(31,101)	$55.00	June 2026	$(1,225)
Antero Resources Corp.	(3)	(12,732)	50.00	August 2026	(765)
Antero Resources Corp.	(11)	(46,684)	55.00	August 2026	(1,650)
Coca-Cola Consolidated, Inc.	(2)	(38,348)	185.00	June 2026	(3,570)
Deckers Outdoor Corp.	(2)	(20,018)	150.00	June 2026	(95)
Greenbrier Companies, Inc. (The)	(5)	(26,325)	67.50	June 2026	(263)
Murphy USA, Inc.	(2)	(98,794)	600.00	October 2026	(4,529)
Range Resources Corp.	(3)	(13,554)	50.00	September 2026	(1,005)
Range Resources Corp.	(11)	(49,698)	55.00	September 2026	(2,145)
Sysco Corp.	(7)	(49,931)	100.00	June 2026	(14)
Tidewater, Inc.	(5)	(41,775)	115.00	July 2026	(1,200)
Toro Co. (The)	(3)	(28,032)	115.00	September 2026	(563)
Valvoline, Inc.	(9)	(30,312)	45.00	July 2026	(630)
TOTAL WRITTEN CALL OPTIONS
(Premiums Received $17,102)					$(17,654)

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	VELA	VELA	VELA
	Small Cap	Large Cap	International
	Fund	Plus Fund	Fund
Assets
Investments in securities at fair value (cost $149,178,911, $54,492,311 and $66,283,488)	$166,848,060	$68,452,200	$75,982,313
Cash held at broker for securities sold short	—	2,124,398	—
Cash	—	95,709	—
Receivable for fund shares sold	52,810	7,922	9,112
Receivable for investments sold	325,391	191,009	—
Dividends and interest receivable	440,107	42,167	270,208
Tax reclaims receivable	—	3,065	284,148
Total Assets	167,666,368	70,916,470	76,545,781
Liabilities
Investments in securities sold short, at fair value (proceeds received $—, $3,706,611 and $—)	—	3,980,212	—
Options written, at value (premium received $775,440, $297,787 and $—)	922,125	657,788	—
Payable for fund shares redeemed	30,285	29,066	18,821
Due to Custodian	22	—	1,871,801
Payable for investments purchased	—	813,460	—
Payable to Adviser	104,422	33,786	46,285
12b-1 fees accrued - Class A	12,055	199	274
Administrative fees payable	47,338	19,146	20,982
Dividend expenses payable on short positions	—	296	—
Total Liabilities	1,116,247	5,533,953	1,958,163
Net Assets	$166,550,121	$65,382,517	$74,587,618
Net Assets consist of:
Paid-in capital	$131,606,619	$50,232,691	$58,841,734
Accumulated earnings	34,943,502	15,149,826	15,745,884
Net Assets	$166,550,121	$65,382,517	$74,587,618

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Assets and Liabilities (continued)
March 31, 2026 (Unaudited)

	VELA	VELA	VELA
	Small Cap	Large Cap	International
	Fund	Plus Fund	Fund
Class A:
Net Assets	$25,318,066	$284,645	$533,752
Shares outstanding (unlimited number of shares authorized, no par value)	1,241,729	17,673	34,614
Net asset value, offering and redemption price per share	$20.39	$16.11	$15.42
Maximum offering price per share(a)	$21.46	$16.95	$16.23
Class I:
Net Assets	$141,232,055	$65,097,872	$74,053,866
Shares outstanding (unlimited number of shares authorized, no par value)	6,885,270	4,001,937	4,777,710
Net asset value, offering and redemption price per share	$20.51	$16.27	$15.50

(a)	Based on maximum initial sales charge of 5.00%.

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Assets and Liabilities (continued)
March 31, 2026 (Unaudited)

	VELA	VELA	VELA
	Income	Short	Small-Mid
	Opportunities	Duration	Cap
	Fund	Fund	Fund
Assets
Investments in securities at fair value (cost $39,699,206, $44,065,867 and $7,672,920)	$40,247,473	$43,986,174	$7,351,489
Receivable for investments sold	5,563	—	55,867
Dividends and interest receivable	351,335	446,108	3,847
Tax reclaims receivable	1,285	—	—
Total Assets	40,605,656	44,432,282	7,411,203
Liabilities
Options written, at value (premium received $121,411, $— and $17,102)	109,307	—	17,654
Payable for fund shares redeemed	—	67,781	—
Due to Custodian	126,519	—	9,597
Payable for investments purchased	298,012	350,085	—
Payable for distributions to shareholders	—	40,822	—
Payable to Adviser	15,401	10,946	4,453
12b-1 fees accrued - Class A	181	143	—
Administrative fees payable	10,473	12,406	2,163
Total Liabilities	559,893	482,183	33,867
Net Assets	$40,045,763	$43,950,099	$7,377,336
Net Assets consist of:
Paid-in capital	$38,934,056	$43,968,049	$7,692,062
Accumulated earnings (deficit)	1,111,707	(17,950)	(314,726)
Net Assets	$40,045,763	$43,950,099	$7,377,336
Class A:
Net Assets	$111,401	$50,726	—
Shares outstanding (unlimited number of shares authorized, no par value)	11,406	5,052	—
Net asset value, offering and redemption price per share	$9.77	$10.04	—
Maximum offering price per share(a)	$10.28	$10.57	—
Class I:
Net Assets	$39,934,362	$43,899,373	$7,377,336
Shares outstanding (unlimited number of shares authorized, no par value)	4,088,096	4,372,894	761,170
Net asset value, offering and redemption price per share	$9.77	$10.04	$9.69

(a)	Based on maximum initial sales charge of 5.00%.

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Operations
For the six months ended March 31, 2026 (Unaudited)

	VELA	VELA	VELA
	Small Cap	Large Cap	International
	Fund	Plus Fund	Fund
Investment Income
Dividend income	$2,489,477	$495,521	$984,523
Foreign taxes withheld	(19,279)	(6,693)	(41,967)
Total investment income	2,470,198	488,828	942,556
Expenses
Investment management fees	581,147	205,573	261,983
Administrative fees	263,455	116,492	118,767
12b-1 fees - Class A	30,596	535	750
Dividend and interest expense on securities sold short	—	37,744	—
Net operating expenses	875,198	360,344	381,500
Net investment income	1,595,000	128,484	561,056
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	16,882,517	2,934,110	5,660,355
Securities sold short	—	(312,941)	—
Purchased options	—	1,160,149	—
Written options	(762,274)	(39,908)	—
Foreign currency translations	(1,242)	46	3,820
Net change in unrealized appreciation (depreciation) on:
Investment securities	(9,611,049)	(4,146,962)	(5,373,132)
Securities sold short	—	67,381	—
Purchased options	—	(289,716)	—
Written options	83,967	(167,553)	—
Foreign currency translations	(1)	—	(12,381)
Net realized and change in unrealized gain (loss) on investment securities, securities sold short, options and foreign currency translations	6,591,918	(795,394)	278,662
Net increase (decrease) in net assets resulting from operations	$8,186,918	$(666,910)	$839,718

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Operations (continued)
For the six months ended March 31, 2026 (Unaudited)

	VELA	VELA	VELA
	Income	Short	Small-Mid
	Opportunities	Duration	Cap
	Fund	Fund	Fund(a)
Investment Income
Dividend income	$682,487	$22,014	$24,586
Foreign taxes withheld	(3,962)	—	(119)
Interest income	461,505	972,330	—
Total investment income	1,140,030	994,344	24,467
Expenses
Investment management fees	88,533	60,912	13,548
Administrative fees	60,203	69,034	6,580
12b-1 fees - Class A	177	69	—
Dividend and interest expense on securities sold short	—	—	—
Net operating expenses	148,913	130,015	20,128
Net investment income	991,117	864,329	4,339
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	838,553	60,644	8,681
Purchased options	—	—	—
Written options	74,936	—	(5,762)
Foreign currency translations	(402)	—	(1)
Net change in unrealized depreciation on:
Investment securities	(1,721,156)	(372,072)	(321,431)
Written options	(7,740)	—	(552)
Foreign currency translations	(758)	—	—
Net realized and change in unrealized loss on investment securities, securities sold short, options and foreign currency translations	(816,567)	(311,428)	(319,065)
Net increase (decrease) in net assets resulting from operations	$174,550	$552,901	$(314,726)

(a)	For the period December 15, 2025 (commencement of operations) to March 31, 2026.

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Changes in Net Assets

	VELA Small Cap Fund		VELA Large Cap Plus Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	March 31, 2026	September 30,	March 31, 2026	September 30,
	(Unaudited)	2025	(Unaudited)	2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$1,595,000	$(26,156)	$128,484	$526,843
Net realized gain on investment securities, sold short, options and foreign currency translations	16,119,001	1,633,240	3,741,456	2,347,600
Net change in unrealized appreciation (depreciation) of investment securities, securities sold short, options and foreign currency translations	(9,527,083)	2,215,194	(4,536,850)	913,302
Net increase (decrease) in net assets resulting from operations	8,186,918	3,822,278	(666,910)	3,787,745
Distributions to Shareholders from Earnings
Class A	(245,577)	—	(39,162)	(13,533)
Class I	(1,279,867)	(203,254)	(4,646,539)	(4,542,086)
Total distributions	(1,525,444)	(203,254)	(4,685,701)	(4,555,619)
Capital Transactions – Class A
Proceeds from shares sold	2,188,723	4,010,119	103,819	571,659
Reinvestment of distributions	245,577	—	39,162	13,533
Amount paid for shares redeemed	(962,327)	(3,119,308)	(381,920)	(196,972)
Total – Class A	1,471,973	890,811	(238,939)	388,220
Capital Transactions – Class I
Proceeds from shares sold	18,691,747	41,829,641	4,705,892	5,609,065
Reinvestment of distributions	1,011,987	202,234	3,318,119	4,541,976
Amount paid for shares redeemed	(4,317,460)	(10,735,743)	(6,076,823)	(12,745,112)
Total – Class I	15,386,274	31,296,132	1,947,188	(2,594,071)
Net increase (decrease) in net assets resulting from capital transactions	16,858,247	32,186,943	1,708,249	(2,205,851)
Total Increase (Decrease) in Net Assets	23,519,721	35,805,967	(3,644,362)	(2,973,725)
Net Assets
Beginning of period	143,030,400	107,224,433	69,026,879	72,000,604
End of period	$166,550,121	$143,030,400	$65,382,517	$69,026,879

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Changes in Net Assets (continued)

	VELA Small Cap Fund		VELA Large Cap Plus Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	March 31, 2026	September 30,	March 31, 2026	September 30,
	(Unaudited)	2025	(Unaudited)	2025
Share Transactions – Class A
Shares sold	106,494	211,617	6,011	33,444
Shares issued in reinvestment of distributions	11,927	—	2,334	817
Shares redeemed	(46,705)	(163,256)	(22,555)	(11,558)
Total – Class A	71,716	48,361	(14,210)	22,703
Share Transactions – Class I
Shares sold	892,120	2,278,714	281,731	333,012
Shares issued in reinvestment of distributions	48,888	10,666	195,990	272,137
Shares redeemed	(211,054)	(570,978)	(361,210)	(748,331)
Total – Class I	729,954	1,718,402	116,511	(143,182)
Net Increase (Decrease) in Shares Outstanding	801,670	1,766,763	102,301	(120,479)

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Changes in Net Assets (continued)

			VELA
	VELA International Fund		Income Opportunities Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	March 31, 2026	September 30,	March 31, 2026	September 30,
	(Unaudited)	2025	(Unaudited)	2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$561,056	$1,248,464	$991,117	$1,318,137
Net realized gain on investment securities, sold short, options and foreign currency translations	5,664,175	3,844,684	913,087	108,284
Net change in unrealized appreciation (depreciation) of investment securities, securities sold short, options and foreign currency translations	(5,385,513)	6,007,902	(1,729,654)	240,737
Net increase in net assets resulting from operations	839,718	11,101,050	174,550	1,667,158
Distributions to Shareholders from Earnings
Class A	(49,199)	(5,866)	(2,393)	(4,987)
Class I	(5,094,889)	(1,585,733)	(634,811)	(1,300,138)
Total distributions	(5,144,088)	(1,591,599)	(637,204)	(1,305,125)
Capital Transactions – Class A
Proceeds from shares sold	223,905	436,957	81,276	71,022
Reinvestment of distributions	49,199	5,866	2,393	4,987
Amount paid for shares redeemed	(344,339)	(38,609)	(120,555)	(35,730)
Total – Class A	(71,235)	404,214	(36,886)	40,279
Capital Transactions – Class I
Proceeds from shares sold	9,890,833	8,077,535	6,426,171	5,342,055
Reinvestment of distributions	4,153,052	1,573,198	634,811	1,300,138
Amount paid for shares redeemed	(3,588,522)	(2,690,492)	(1,626,939)	(1,417,017)
Total – Class I	10,455,363	6,960,241	5,434,043	5,225,176
Net increase in net assets resulting from capital transactions	10,384,128	7,364,455	5,397,157	5,265,455
Total Increase in Net Assets	6,079,758	16,873,906	4,934,503	5,627,488
Net Assets
Beginning of period	68,507,860	51,633,954	35,111,260	29,483,772
End of period	$74,587,618	$68,507,860	$40,045,763	$35,111,260

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Changes in Net Assets (continued)

			VELA
	VELA International Fund		Income Opportunities Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	March 31, 2026	September 30,	March 31, 2026	September 30,
	(Unaudited)	2025	(Unaudited)	2025
Share Transactions – Class A
Shares sold	13,944	29,137	8,199	7,368
Shares issued in reinvestment of distributions	3,178	458	241	516
Shares redeemed	(21,706)	(2,629)	(12,096)	(3,698)
Total – Class A	(4,584)	26,966	(3,656)	4,186
Share Transactions – Class I
Shares sold	618,554	561,958	651,621	551,891
Shares issued in reinvestment of distributions	267,077	122,523	64,108	134,416
Shares redeemed	(224,183)	(181,822)	(163,416)	(146,734)
Total – Class I	661,448	502,659	552,313	539,573
Net Increase in Shares Outstanding	656,864	529,625	548,657	543,759

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Changes in Net Assets (continued)

			VELA
			Small-Mid
	VELA Short Duration Fund		Cap Fund
	For the		For the
	Six Months	For the	Period Ended
	Ended	Year Ended	March 31,
	March 31, 2026	September 30,	2026(a)
	(Unaudited)	2025	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$864,329	$1,360,421	$4,339
Net realized gain on investment securities, sold short, options and foreign currency translations	60,644	30,284	2,918
Net change in unrealized appreciation (depreciation) of investment securities, securities sold short, options and foreign currency translations	(372,072)	157,451	(321,983)
Net increase (decrease) in net assets resulting from operations	552,901	1,548,156	(314,726)
Distributions to Shareholders from Earnings
Class A	(1,154)	(2,204)
Class I	(891,359)	(1,370,234)	—
Total distributions	(892,513)	(1,372,438)	—
Capital Transactions – Class A
Proceeds from shares sold	19,003	220,706	—
Reinvestment of distributions	1,154	2,204	—
Amount paid for shares redeemed	(27,826)	(201,361)	—
Total – Class A	(7,669)	21,549
Capital Transactions – Class I
Proceeds from shares sold	7,341,005	18,326,051	7,742,107
Reinvestment of distributions	638,453	1,124,093	—
Amount paid for shares redeemed	(822,651)	(949,498)	(50,045)
Total – Class I	7,156,807	18,500,646	7,692,062
Net increase in net assets resulting from capital transactions	7,149,138	18,522,195	7,692,062
Total Increase in Net Assets	6,809,526	18,697,913	7,377,336
Net Assets
Beginning of period	37,140,573	18,442,660	—
End of period	$43,950,099	$37,140,573	$7,377,336

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Statements of Changes in Net Assets (continued)

			VELA
			Small-Mid
	VELA Short Duration Fund		Cap Fund
	For the		For the
	Six Months	For the	Period Ended
	Ended	Year Ended	March 31,
	March 31, 2026	September 30,	2026(a)
	(Unaudited)	2025	(Unaudited)
Share Transactions – Class A
Shares sold	1,877	21,965	—
Shares issued in reinvestment of distributions	114	219	—
Shares redeemed	(2,750)	(20,056)	—
Total – Class A	(759)	2,128
Share Transactions – Class I
Shares sold	726,416	1,823,945	766,421
Shares issued in reinvestment of distributions	63,178	111,661	—
Shares redeemed	(81,357)	(94,306)	(5,251)
Total – Class I	708,237	1,841,300	761,170
Net Increase in Shares Outstanding	707,478	1,843,428	761,170

(a)	For the period December 15, 2025 (commencement of operations) to March 31, 2026.

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund – Class A
Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended
	March 31,
	2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$19.45		$19.22	$16.14	$14.21	$15.49	$10.00
Investment operations:
Net investment income (loss)	0.18		(0.04)	0.02	0.09	0.05	(0.02)
Net realized and unrealized gain (loss) on investments	0.97		0.27	3.14	1.91	(1.17)	5.51
Total from investment operations	1.15		0.23	3.16	2.00	(1.12)	5.49
Less distributions to shareholders from:
Net investment income	—		—	(0.08)	(0.07)	(0.02)	— (a)
Net realized gains	(0.21)		—	—	—	(0.14)	—
Total distributions	(0.21)		—	(0.08)	(0.07)	(0.16)	— (a)
Net asset value, end of period	$20.39		$19.45	$19.22	$16.14	$14.21	$15.49
Total Return(b)	5.88	% (c)	1.20%	19.61%	14.11%	(7.41)%	54.95%
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$25,318		$22,755	$21,559	$14,620	$12,322	$8,520
Ratio of expenses to average net assets	1.34	% (d)	1.36%	1.39%	1.42%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets	1.82	% (d)	(0.23)%	0.14%	0.60%	0.36%	(0.34)%
Portfolio turnover rate(e)	36	% (c)	43%	47%	41%	43%	18%

(a)	Rounds to less than $0.005 per share.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(c)	Not annualized

(d)	Annualized

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Small Cap Fund – Class I
Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended
	March 31,
	2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$19.54		$19.31	$16.21	$14.27	$15.53	$10.00
Investment operations:
Net investment income	0.20		— (a)	0.06	0.13	0.09	0.03
Net realized and unrealized gain (loss) on investments	0.98		0.27	3.15	1.92	(1.18)	5.51
Total from investment operations	1.18		0.27	3.21	2.05	(1.09)	5.54
Less distributions to shareholders from:
Net investment income	—		(0.04)	(0.11)	(0.11)	(0.03)	(0.01)
Net realized gains	(0.21)		—	—	—	(0.14)	—
Total distributions	(0.21)		(0.04)	(0.11)	(0.11)	(0.17)	(0.01)
Net asset value, end of period	$20.51		$19.54	$19.31	$16.21	$14.27	$15.53
Total Return(b)	6.01	% (c)	1.42%	19.92%	14.38%	(7.20)%	55.39%
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$141,232		$120,276	$85,665	$60,805	$44,834	$43,358
Ratio of expenses to average net assets	1.09	% (d)	1.11%	1.14%	1.17%	1.20%	1.20%
Ratio of net investment income to average net assets	2.10	% (d)	0.02%	0.39%	0.85%	0.57%	0.21%
Portfolio turnover rate(e)	36	% (c)	43%	47%	41%	43%	18%

(a)	Rounds to less than $0.005 per share.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized

(d)	Annualized

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class A
Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended
	March 31,
	2026		For the Years Ended September 30,
	(Unaudited)		2025		2024		2023		2022		2021
Selected Per Share Data
Net asset value, beginning of period	$17.45		$17.67		$14.28		$12.70		$13.70		$10.00
Investment operations:
Net investment income (loss)	(0.06	) (a)	(0.06	) (a)	0.19		(0.01)		(0.03)		(0.05)
Net realized and unrealized gain (loss) on investments	(0.10)		0.93		3.20		1.83		(0.92)		3.76
Total from investment operations	(0.16)		0.87		3.39		1.82		(0.95)		3.71
Less distributions to shareholders from:
Net investment income	(0.20)		—	(b)	—		—		—		(0.01)
Net realized gains	(0.98)		(1.09)		—		(0.24)		(0.05)		—
Total distributions	(1.18)		(1.09)		—		(0.24)		(0.05)		(0.01)
Net asset value, end of period	$16.11		$17.45		$17.67		$14.28		$12.70		$13.70
Total Return(c)	(1.20	)% (d)	5.28%		23.74%		14.47%		(6.97)%		37.13%
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$285		$556		$162		$264		$209		$99
Ratio of expenses to average net assets	1.38	% (e)(f)	1.28	% (g)	1.47	% (h)	1.85	% (i)	2.15	% (j)	2.11	% (k)
Ratio of net investment income (loss) to average net assets	0.14	% (e)	0.48%		0.59%		(0.07)%		(0.48)%		(0.53)%
Portfolio turnover rate(l)	20	% (d)	67%		62%		44%		66%		115%

(a)	The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.

(b)	Rounds to less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class A
Financial Highlights
(For a share outstanding during each period)

(d)	Not annualized

(e)	Annualized

(f)	Includes dividend and interest expense of 0.11% for the period ended March 31, 2026.

(g)	Includes dividend and interest expense of 0.07% for the period ended September 30, 2025.

(h)	Includes dividend and interest expense of 0.06% for the period ended September 30, 2024.

(i)	Includes dividend and interest expense of 0.39% for the period ended September 30, 2023.

(j)	Includes dividend and interest expense of 0.70% for the period ended September 30, 2022.

(k)	Includes dividend and interest expense of 0.66% for the period ended September 30, 2021.

(l)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class I
Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended
	March 31,
	2026		For the Years Ended September 30,
	(Unaudited)		2025		2024		2023		2022		2021
Selected Per Share Data
Net asset value, beginning of period	$17.62		$17.83		$14.38		$12.75		$13.73		$10.00
Investment operations:
Net investment income (loss)	0.04		0.14		0.13		0.03		(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.18)		0.79		3.33		1.84		(0.90)		3.76
Total from investment operations	(0.14)		0.93		3.46		1.87		(0.93)		3.74
Less distributions to shareholders from:
Net investment income	(0.23)		(0.05)		(0.01)		—		—		(0.01)
Net realized gains	(0.98)		(1.09)		—		(0.24)		(0.05)		—
Total distributions	(1.21)		(1.14)		(0.01)		(0.24)		(0.05)		(0.01)
Net asset value, end of period	$16.27		$17.62		$17.83		$14.38		$12.75		$13.73
Total Return(a)	(1.09	)% (b)	5.57%		24.04%		14.81%		(6.80)%		37.46%
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$65,098		$68,470		$71,838		$55,549		$30,276		$25,206
Ratio of expenses to average net assets	1.13	% (c)(d)	1.03	% (e)	1.20	% (f)	1.56	% (g)	1.84	% (h)	1.86	% (i)
Ratio of net investment income (loss) to average net assets	0.38	% (c)	0.76%		0.82%		0.24%		(0.26)%		(0.15)%
Portfolio turnover rate(j)	20	% (b)	67%		62%		44%		66%		115%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized

(c)	Annualized

(d)	Includes dividend and interest expense of 0.11% for the period ended March 31, 2026.

(e)	Includes dividend and interest expense of 0.07% for the period ended September 30, 2025.

(f)	Includes dividend and interest expense of 0.06% for the period ended September 30, 2024.

(g)	Includes dividend and interest expense of 0.39% for the period ended September 30, 2023.

See accompanying notes which are an integral part of these financial statements.

VELA Large Cap Plus Fund – Class I
Financial Highlights
(For a share outstanding during each period)

(h)	Includes dividend and interest expense of 0.64% for the period ended September 30, 2022.

(i)	Includes dividend and interest expense of 0.66% for the period ended September 30, 2021.

(j)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund – Class A
Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended
	March 31,
	2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$16.40		$14.17	$12.13	$9.68	$12.31	$10.00
Investment operations:
Net investment income	0.12		0.10	0.14	0.29	0.22	0.17
Net realized and unrealized gain (loss) on investments	0.13		2.53	2.17	2.32	(2.81)	2.14
Total from investment operations	0.25		2.63	2.31	2.61	(2.59)	2.31
Less distributions to shareholders from:
Net investment income	(0.22)		(0.23)	(0.27)	(0.16)	(0.04)	—
Net realized gains	(1.01)		(0.17)	—	—	—	—
Total distributions	(1.23)		(0.40)	(0.27)	(0.16)	(0.04)	—
Net asset value, end of period	$15.42		$16.40	$14.17	$12.13	$9.68	$12.31
Total Return(a)	1.45	% (b)	19.34%	19.33%	27.13%	(21.10)%	23.10%
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$534		$643	$173	$155	$70	$119
Ratio of expenses to average net assets	1.34	% (c)	1.36%	1.39%	1.42%	1.45%	1.45%
Ratio of net investment income to average net assets	1.31	% (c)	1.65%	2.25%	2.89%	1.65%	2.01%
Portfolio turnover rate(d)	28	% (b)	35%	21%	18%	23%	9%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(b)	Not annualized

(c)	Annualized

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA International Fund – Class I
Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended
	March 31,
	2026		For the Years Ended September 30,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$16.49		$14.24	$12.17	$9.72	$12.36	$10.00
Investment operations:
Net investment income	0.11		0.30	0.31	0.34	0.24	0.12
Net realized and unrealized gain (loss) on investments	0.15		2.38	2.05	2.30	(2.80)	2.24
Total from investment operations	0.26		2.68	2.36	2.64	(2.56)	2.36
Less distributions to shareholders from:
Net investment income	(0.24)		(0.26)	(0.29)	(0.19)	(0.08)	—
Net realized gains	(1.01)		(0.17)	—	—	—	—
Total distributions	(1.25)		(0.43)	(0.29)	(0.19)	(0.08)	—
Net asset value, end of period	$15.50		$16.49	$14.24	$12.17	$9.72	$12.36
Total Return(a)	1.53	% (b)	19.67%	19.69%	27.28%	(20.84)%	23.60%
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$74,054		$67,865	$51,461	$40,508	$26,881	$27,250
Ratio of expenses to average net assets	1.09	% (c)	1.11%	1.14%	1.17%	1.20%	1.20%
Ratio of net investment income to average net assets	1.61	% (c)	2.20%	2.49%	2.94%	2.23%	1.14%
Portfolio turnover rate(d)	28	% (b)	35%	21%	18%	23%	9%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized

(c)	Annualized

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund – Class A
Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended					For the
	March 31,					Period Ended
	2026		For the Years Ended September 30,			September 30,
	(Unaudited)		2025	2024	2023	2022(a)
Selected Per Share Data
Net asset value, beginning of period	$9.89		$9.80	$8.70	$8.12	$10.00
Investment operations:
Net investment income	0.28		0.36	0.30	0.25	0.05
Net realized and unrealized gain (loss) on investments	(0.24)		0.09	1.12	0.57	(1.86)
Total from investment operations	0.04		0.45	1.42	0.82	(1.81)
Less distributions to shareholders from:
Net investment income	(0.16)		(0.36)	(0.32)	(0.24)	(0.07)
Total distributions	(0.16)		(0.36)	(0.32)	(0.24)	(0.07)
Net asset value, end of period	$9.77		$9.89	$9.80	$8.70	$8.12
Total Return(b)	0.41	% (c)	4.72%	16.47%	10.07%	(18.15	)% (c)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$111		$149	$107	$111	$88
Ratio of expenses to average net assets	1.09	% (d)	1.11%	1.14%	1.17%	1.20	% (d)
Ratio of net investment income to average net assets	5.33	% (d)	3.75%	4.12%	2.76%	0.87	% (d)
Portfolio turnover rate(e)	29	% (c)	56%	35%	32%	7	% (c)

(a)	For the period March 31, 2022 (commencement of operations) to September 30, 2022.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(c)	Not annualized

(d)	Annualized

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Income Opportunities Fund – Class I
Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended					For the
	March 31,					Period Ended
	2026		For the Years Ended September 30,			September 30,
	(Unaudited)		2025	2024	2023	2022(a)
Selected Per Share Data
Net asset value, beginning of period	$9.89		$9.80	$8.70	$8.13	$10.00
Investment operations:
Net investment income	0.25		0.38	0.34	0.26	0.08
Net realized and unrealized gain (loss) on investments	(0.20)		0.09	1.10	0.57	(1.87)
Total from investment operations	0.05		0.47	1.44	0.83	(1.79)
Less distributions to shareholders from:
Net investment income	(0.17)		(0.38)	(0.34)	(0.26)	(0.08)
Total distributions	(0.17)		(0.38)	(0.34)	(0.26)	(0.08)
Net asset value, end of period	$9.77		$9.89	$9.80	$8.70	$8.13
Total Return(b)	0.54	% (c)	4.98%	16.76%	10.22%	(17.91	)% (c)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$39,934		$34,962	$29,377	$27,176	$22,052
Ratio of expenses to average net assets	0.84	% (d)	0.86%	0.89%	0.92%	0.95	% (d)
Ratio of net investment income to average net assets	5.60	% (d)	4.00%	3.67%	3.01%	2.54	% (d)
Portfolio turnover rate(e)	29	% (c)	56%	35%	32%	7	% (c)

(a)	For the period March 31, 2022 (commencement of operations) to September 30, 2022.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized

(d)	Annualized

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Short Duration Fund – Class A
Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the	For the
	March 31,		Year Ended	Period Ended
	2026		September 30,	September 30,
	(Unaudited)		2025	2024(a)
Selected Per Share Data
Net asset value, beginning of period	$10.12		$10.10	$10.00
Investment operations:
Net investment income	0.20		0.43	0.30
Net realized and unrealized gain (loss) on investments	(0.07)		0.02	0.10
Total from investment operations	0.13		0.45	0.40
Less distributions to shareholders from:
Net investment income	(0.20)		(0.43)	(0.30)
Net realized gains	(0.01)		— (b)	—
Total distributions	(0.21)		(0.43)	(0.30)
Net asset value, end of period	$10.04		$10.12	$10.10
Total Return(c)	1.28	% (d)	4.62%	4.05	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$51		$59	$37
Ratio of expenses to average net assets	0.89	% (e)	0.91%	0.94	% (e)
Ratio of net investment income to average net assets	4.02	% (e)	4.21%	4.64	% (e)
Portfolio turnover rate(f)	22	% (d)	45%	66	% (d)

(a)	For the period December 15, 2023 (commencement of operations) to September 30, 2024.

(b)	Rounds to less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Total returns shown exclude the effect of applicable sales charges.

(d)	Not annualized

(e)	Annualized

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Short Duration Fund – Class I
Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the	For the
	March 31,		Year Ended	Period Ended
	2026		September 30,	September 30,
	(Unaudited)		2025	2024(a)
Selected Per Share Data
Net asset value, beginning of period	$10.12		$10.09	$10.00
Investment operations:
Net investment income	0.21		0.45	0.38
Net realized and unrealized gain (loss) on investments	(0.07)		0.03	0.09
Total from investment operations	0.14		0.48	0.47
Less distributions to shareholders from:
Net investment income	(0.21)		(0.45)	(0.38)
Net realized gains	(0.01)		— (b)	—
Total distributions	(0.22)		(0.45)	(0.38)
Net asset value, end of period	$10.04		$10.12	$10.09
Total Return(c)	1.41	% (d)	4.92%	4.81	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$43,899		$37,082	$18,405
Ratio of expenses to average net assets	0.64	% (e)	0.66%	0.69	% (e)
Ratio of net investment income to average net assets	4.26	% (e)	4.46%	4.87	% (e)
Portfolio turnover rate(f)	22	% (d)	45%	66	% (d)

(a)	For the period December 15, 2023 (commencement of operations) to September 30, 2024.

(b)	Rounds to less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized

(e)	Annualized

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

VELA Small-Mid Cap Fund - Class I
Financial Highlights
(For a share outstanding during each period)

	For the
	Period Ended
	March 31,
	2026
	(Unaudited)(a)
Selected Per Share Data
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	0.01
Net realized and unrealized gain (loss) on investments	(0.32)
Total from investment operations	(0.31)
Less distributions to shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of period	$9.69
Total Return(b)	(3.10	)% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$7,377
Ratio of expenses to average net assets	1.04	% (d)
Ratio of net investment income to average net assets	0.22	% (d)
Portfolio turnover rate	10	% (c)

(a)	For the period December 15, 2025 (commencement of operations) to March 31, 2026.

(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized

(d)	Annualized

See accompanying notes which are an integral part of these financial statements.

VELA Funds
Notes to the Financial Statements
March 31, 2026 (Unaudited)

NOTE 1. ORGANIZATION

VELA Funds (the “Trust”) currently offers six series of funds, VELA Small Cap Fund (the “Small Cap Fund”), VELA Large Cap Plus Fund (the “Large Cap Plus Fund”), VELA International Fund (the “International Fund”), VELA Income Opportunities Fund (the “Income Opportunities Fund”), VELA Short Duration Fund (the “Short Duration Fund”) and VELA Small-Mid Cap Fund (the “Small-Mid Cap Fund”) (each a “Fund” and collectively, the “Funds”). The Trust is an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended (“1940 Act”), and was established under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated May 25, 2020 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each of the Funds is diversified, as defined in the 1940 Act. The Funds’ investment adviser is VELA Investment Management, LLC (the “Adviser”). The investment objective of the Small Cap Fund, Large Cap Plus Fund, International Fund and Small-Mid Cap Fund is long-term capital appreciation. The investment objective of the Income Opportunities Fund is to provide current income and the secondary investment objective is to provide long-term capital appreciation. The investment objective of the Short Duration Fund is to provide current income and the secondary investment objectives are the protection of principal and competitive total return.

The Funds offer two classes of shares: Class A and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price. The Small-Mid Cap Fund currently only offers Class I Shares.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is the President and Principal Executive Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2026 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are considered investment companies and accordingly follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Short Sales — The Large Cap Plus Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

The amount of loss may exceed the proceeds received in a short sale. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2026 (Unaudited)

in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. As of March 31, 2026 there was $2,124,398 cash held at the broker and $21,744,702 of securities held as collateral for securities sold short.

Federal Income Taxes — Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2026, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the six months, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses — Expenses incurred by the Trust that are not readily identifiable as belonging to a particular fund are allocated to the individual funds by or under the direction of the Board in such manner as the Board determines to be fair and equitable.

Security Transactions, Dividend and Interest Income — The Funds follow industry practice and record security transactions on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Funds’ understanding of the applicable country’s tax codes and regulations. Income recognized, if any, for foreign tax reclaims is presented separately within the components of investment income in the Statements of Operations and related receivables, if any, are reflected as tax reclaims receivable in the Statements of Assets and Liabilities.

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2026 (Unaudited)

Dividends and Distributions – The Small Cap Fund, Large Cap Plus Fund, International Fund and Small-Mid Cap Fund expect to declare and distribute their net investment income, if any, to shareholders annually. The Income Opportunities Fund expects to declare and distribute its net investment income, if any, to shareholders monthly. The Short Duration Fund accrues net investment income, if any, daily and expects to declare and distribute its net investment income, if any, to shareholders monthly. Capital gains, if any, may be distributed at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Equity securities traded in the over-the-counter market or on a primary exchange shall be valued at the closing price as determined by the primary exchange, typically at 4:00 p.m. Eastern Time. If no sale occurred on the valuation date, the securities will be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, typically at 4:00 p.m. Eastern Time. Securities for which quotations are either not readily available or determined by the Adviser as the “Valuation Designee” to not accurately reflect their value are valued at their fair value using procedures maintained by the Valuation Designee. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available market quotations. Securities traded on more than one exchange will be valued at the last sale price on the principal exchange, or, if no sale occurred on the valuation date on the primary exchange, the securities will be valued at the closing price as determined by the secondary exchange. The Nasdaq National Market System is considered an exchange.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Valuation Designee utilizes an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Fixed income securities shall be valued at an evaluated bid price, generally as of 4:00 p.m. Eastern Time, provided by an independent pricing service utilized by the Valuation Designee. To value debt securities, pricing services may use various pricing techniques which take

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2026 (Unaudited)

into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data. These securities are generally considered to be fair valued; however, because the prices are provided by an independent approved pricing service, the fair value procedures utilized by the Valuation Designee need not be applied. Securities with 60 days or less to maturity may be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security value without the use of amortized cost.

Securities for which quotations are (1) not readily available, (2) not provided by an approved pricing service or broker or (3) determined by the Valuation Designee to not accurately reflect their value, are valued at their fair value using procedures utilized by the Valuation Designee.

Mutual fund investments will be valued at the most recently calculated (current day) NAV.

These securities are categorized as Level 1 securities.

Options contracts are typically traded on a securities exchange or board of trade and are valued at the mean between current bid and asked prices, therefore, are categorized as Level 2 securities. Options contracts valued at the close are categorized as Level 1 securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

●	Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures utilized by the Valuation Designee, etc.); and

●	Level 3 – significant unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value of investments based on the best information available)

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2026 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2026:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Small Cap Fund
Common Stocks(a)	$166,129,928	$—	$—	$166,129,928
Money Market Funds	718,132	—	—	718,132
Total	$166,848,060	$—	$—	$166,848,060

Liabilities
Small Cap Fund
Written Call Options	$—	$(922,125)	$—	$(922,125)
Total	$—	$(922,125)	$—	$(922,125)

Large Cap Plus Fund
Common Stocks(a)	$62,408,985	$—	$—	$62,408,985
Call Options Purchased	—	303,980	—	303,980
Put Options Purchased	—	981,050	—	981,050
Money Market Funds	4,758,185	—	—	4,758,185
Total	$67,167,170	$1,285,030	$—	$68,452,200

Liabilities
Large Cap Plus Fund
Common Stocks(a)	$(3,599,606)	$—	$—	$(3,599,606)
Exchange-Traded Funds	(380,606)	—	—	(380,606)
Written Call Options	—	(657,788)	—	(657,788)
Total	$(3,980,212)	$(657,788)	$—	$(4,638,000)

Assets
International Fund
Common Stocks(a)	$20,280,200	$48,039,190	$—	$68,319,390
Money Market Funds	7,662,923	—	—	7,662,923
Total	$27,943,123	$48,039,190	$—	$75,982,313

Assets
Income Opportunities Fund
Common Stocks(a)	$20,112,727	$837,957	$—	$20,950,684
Preferred Stocks	2,682,452	—	—	2,682,452
Corporate Bonds	—	14,772,420	—	14,772,420
Money Market Funds	1,841,917	—	—	1,841,917
Total	$24,637,096	$15,610,377	$—	$40,247,473

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2026 (Unaudited)

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Income Opportunities Fund
Written Call Options	$—	$(109,307)	$—	$(109,307)
Total	$—	$(109,307)	$—	$(109,307)

Assets
Short Duration Fund
Corporate Bonds	$—	$26,408,645	$—	$26,408,645
U.S. Government & Agencies	—	12,950,161	—	12,950,161
Money Market Funds	1,939,968	—	—	1,939,968
Asset Backed Securities	—	1,255,106	—	1,255,106
Collateralized Mortgage Obligations	—	1,432,294	—	1,432,294
Total	$1,939,968	$42,046,206	$—	$43,986,174

Assets
Small-Mid Cap Fund
Common Stocks(a)	$7,351,489	$—	$—	$7,351,489
Total	$7,351,489	$—	$—	$7,351,489

Liabilities
Small-Mid Cap Fund
Written Call Options	$—	$(17,654)	$—	$(17,654)
Total	$—	$(17,654)	$—	$(17,654)

(a)	Refer to Schedule of Investments and Schedule of Securities Sold Short for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

The Funds may invest in various types of derivative instruments (such as options, futures contracts, and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The Funds may use derivatives for hedging purposes, including to attempt to protect against possible changes in the market value of securities held or to be purchased for a Fund’s portfolio resulting from securities markets, currency exchange rate or interest rate fluctuations (i.e., to hedge); protect a Fund’s unrealized gains reflected in the value of its portfolio securities; facilitate the sale of such securities for investment purposes; and as a substitute for buying or selling securities, securities indices or currencies. The Funds may also use derivatives for nonhedging

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2026 (Unaudited)

(speculative) purposes including to enhance a Fund’s returns. The Funds may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables, including market conditions.

Options and Futures Transactions — A Fund may purchase and sell exchange traded and OTC put and call options on securities, on indexes of securities and other types of instruments. A Fund may also purchase and sell futures contracts on securities and indexes of securities and other instruments such as interest rate futures and global interest rate futures. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2026, and the effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2026.

Location of Derivatives on Statement of Assets and Liabilities

			Liability
	Derivatives	Asset Derivatives	Derivatives	Fair Value
Small Cap Fund	Equity Price Risk: Written Options		Written options, at fair value	$(922,125)
Large Cap Plus Fund	Purchased Options	Investments in securities at fair value		$1,285,030
	Written Options		Written options, at fair value	(657,788)
Income Opportunities Fund	Written Options		Written options, at fair value	$(109,307)
Small-Mid Cap Fund	Written Options		Written options, at fair value	$(17,654)

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2026 (Unaudited)

For the six months ended March 31, 2026:

				Change in
				Unrealized
		Location of Gain (Loss)	Realized Gain	Appreciation
		on Derivatives on	(Loss) on	(Depreciation)
	Derivatives	Statements of Operations	Derivatives	on Derivatives
	Equity Risk Exposure:	Net realized gain and change in unrealized appreciation (depreciation) on investment securities
Small Cap Fund	Written Options		$(762,274)	$83,967

Large Cap Plus Fund	Purchased Options		1,160,149	(289,716)
	Written Options		(39,908)	(167,553)

Income Opportunities Fund	Written Options		74,936	(7,740)
Small-Mid Cap Fund	Written Options		(5,762)	(552)

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended March 31, 2026:

		Average
	Derivatives	Market Value
Small Cap Fund(a)	Written Options	$(1,502,569)
Large Cap Plus Fund(a)	Purchased Options	1,362,141
	Written Options	(355,714)
Income Opportunities Fund(a)	Written Options	(172,510)
Small-Mid Cap Fund(b)	Written Options	(10,589)

(a)	Average based on the 6 months during the period that had activity.

(b)	Average based on the 4 months during the period that had activity.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser manages each Fund’s investments subject to the supervision of the Board and in conformity with the stated objective and policies of each Fund. The Adviser charges an investment management fee and an administrative fee, which is designed to pay substantially all of the Funds’ expenses and to compensate the Adviser for providing services to the Funds, of 0.75% and 0.34%, respectively, of each Fund’s average daily net assets computed and accrued daily and paid monthly for the Small Cap Fund and International Fund. The investment

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2026 (Unaudited)

management fee and administrative fee for the for the Large Cap Plus Fund is 0.60% and 0.34%, respectively, of that Fund’s average daily net assets computed and accrued daily and paid monthly. The investment management fee and administrative fee for the for the Income Opportunities Fund is 0.50% and 0.34%, respectively, of that Fund’s average daily net assets computed and accrued daily and paid monthly. The investment management fee and administrative fee for the Short Duration Fund is 0.30% and 0.34%, respectively, of that Fund’s average daily net assets computed and accrued daily and paid monthly. The investment management fee and administrative fee for the Small-Mid Cap Fund is 0.70% and 0.34%, respectively, of that Fund’s average daily net assets computed and accrued daily and paid monthly. For the six months ended March 31, 2026, the fees charged to the Funds were as follows:

	Adviser Fee	Payable to	Administrative	Administrative
	Earned	Adviser	Fee Earned	Fee Payable
Small Cap Fund	$581,147	$104,422	$263,455	$47,338
Large Cap Plus Fund	$205,573	$33,786	$116,492	$19,146
International Fund	$261,983	$46,285	$118,767	$20,982
Income Opportunities Fund	$88,533	$15,401	$60,203	$10,473
Short Duration Fund	$60,912	$10,946	$69,034	$12,406
Small-Mid Cap Fund	$13,548	$4,453	$6,580	$2,163

Out of the administrative fee, the Adviser pays substantially all of the Funds’ expenses, except for brokerage and other expenses of executing Fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business. Each Fund will pay all expenses, if any, which may be incurred pursuant to the Funds’ Rule 12b-1 Distribution Plan.

Prior to January 12, 2022, the Adviser charged a unitary management fee which was designed to pay substantially all of the Funds’ expenses and to compensate the Adviser for providing services to the Funds of 1.20% of the Small Cap Fund, Large Cap Plus Fund and International Fund’s average daily net assets computed and accrued daily and paid monthly.

Ultimus Fund Solutions, LLC (the “Administrator”) provides administrative, fund accounting, transfer agent and other services to the Funds under a Master Services Agreement with the Trust and the Adviser (the “Master Services Agreement”). Under the Master Services Agreement, the Administrator is paid fees for its services and is reimbursed for certain out-of-pocket expenses.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides an individual to serve as the Trust’s Chief Compliance Officer in accordance with the Compliance Services Consulting Agreement. For the performance of these services, the Adviser pays NLCS an annual fee. Additionally, the Adviser reimburses NLCS for any out-of-pocket expenses incurred for compliance services.

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2026 (Unaudited)

Ultimus Fund Distributors, LLC (the “Distributor”) acts as the principal distributor of each Fund’s shares. The Distributor is a wholly-owned subsidiary of the Administrator. For the performance of these services, the Adviser pays the Distributor an annual fee.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act applicable to Class A shares. The Plan provides that the Funds will pay the Distributor and/ or any registered securities dealer, financial institution or any other person a fee of 0.25% of the average daily net assets of each Fund’s Class A shares in connection with the promotion and distribution of each Fund’s Class A shares or the provision of personal services to shareholders, including but not limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to parties other than current shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). For the six months ended March 31, 2026, 12b-1 Expenses incurred by the Funds were as follows:

		Payable for
	12b-1 fees	12b-1 fees
Small Cap Fund	$30,596	$12,055
Large Cap Plus Fund	535	199
International Fund	750	274
Income Opportunities Fund	177	181
Short Duration Fund	69	143

During the six months ended, March 31, 2026 the Distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds:

Small Cap Fund	$453
Large Cap Plus Fund	—
International Fund	—
Income Opportunities Fund	—
Short Duration Fund	—

The Trustees are compensated for their services to the Funds by the Adviser as part of the administrative fee. Each Independent Trustee receives for his or her services to the Trust, a $30,000 annual retainer. In addition, the Chairperson of the Audit Committee, for serving as Chairperson of the Audit Committee receives a quarterly retainer of $2,500. The Adviser reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings. Certain trustees and/or officers are officers of the Adviser.

Certain officers and Trustees of the Trust are also officers of the Adviser and/or the Administrator. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2026 (Unaudited)

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, purchases and sales of investment securities, other than short-term investments, were as follows:

				Covers on
			Securities Sold	Securities Sold
	Purchases	Sales	Short	Short
Small Cap Fund	$74,220,303	$56,589,574	$—	$—
Large Cap Plus Fund	9,441,403	14,355,301	(6,221,805)	(6,633,678)
International Fund	22,581,437	18,080,855	—	—
Income Opportunities Fund	14,745,226	10,302,005	—	—
Short Duration Fund	11,076,872	4,529,392	—	—
Small-Mid Cap Fund	8,382,443	6,877,671	—	—

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of that Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, Roderick Dillon owned 26.09% of the Short Duration Fund - Class I and 26.28% of the Small-Mid Cap Fund - Class I. As of March 31, 2026, Lisa Wesolek owned 54.39% of the Short Duration Fund - Class A. As a result, Roderick Dillon and Lisa Wesolek may be deemed to control these Funds. Roderick Dillon and Lisa Wesolek are affiliates of the Funds.

NOTE 8. FEDERAL TAX INFORMATION

At March 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

				Net unrealized
	Tax Cost of	Unrealized	Unrealized	appreciation/
	Securities	Appreciation	Depreciation	(depreciation)
Small Cap Fund	$148,591,404	$29,344,264	$(12,009,733)	$17,334,531
Large Cap Plus Fund	50,511,879	17,088,774	(3,786,453)	13,302,321
International Fund	66,467,680	13,487,064	(3,972,431)	9,514,633
Income Opportunities Fund	39,587,197	2,517,844	(1,966,875)	550,969
Short Duration Fund	44,065,867	125,779	(205,472)	(79,693)
Small-Mid Cap Fund	7,655,818	291,822	(613,805)	(321,983)

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2026 (Unaudited)

The tax character of distributions paid for the fiscal year ended September 30, 2025 were as follows:

				Income
	Small Cap	Large Cap	International	Opportunities	Short
	Fund	Plus Fund	Fund	Fund	Duration Fund
Distributions paid from:
Ordinary income(a)	$167,798	$193,583	$971,188	$1,304,759	$1,331,335
Long-term capital gains	35,456	4,362,036	620,411	—	—
Total distributions paid	$203,254	$4,555,619	$1,591,599	$1,304,759	$1,331,335

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

				Income
	Small Cap	Large Cap Plus	International	Opportunities	Short Duration
	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$—	$386,765	$1,160,037	$—	$57,064
Undistributed long-term capital gains	1,525,232	4,167,532	3,983,306	—	13,322
Distributions payable	—	—	—	—	(41,103)
Accumulated capital and other losses	(104,818)	(1,891,032)	—	(705,550)	—
Unrealized appreciation on investments	26,861,614	17,839,171	14,906,911	2,279,911	292,379
Total accumulated earnings	$28,282,028	$20,502,436	$20,050,254	$1,574,361	$321,662

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

As of September 30, 2025, the Income Opportunities Fund had short-term capital loss carryforwards of $705,550. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of September 30, 2025, the Small Cap Fund had qualified late-year ordinary losses of $29,620, which are deferred until fiscal year 2026 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. Capital losses incurred after October 31 within that taxable year are deemed to arise on the first day of the Fund’s next taxable year.

VELA Funds
Notes to the Financial Statements (continued)
March 31, 2026 (Unaudited)

For the year ended September 30, 2025, the Small Cap Fund and the Income Opportunities Fund utilized short-term capital loss carryforwards of $335,314 and $137,095 respectively.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the period ended March 31, 2026, federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Funds were immaterial.

NOTE 9. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected.

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 11. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

No matter was submitted to a vote of shareholders during the period covered by the report.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on November 21, 2025, the Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of VELA Funds (the “Trust”) (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, approved the second amended and restated investment advisory agreement between the Trust and VELA Investment Management, LLC (the “Adviser”) (the “Advisory Agreement”), as well as approved an amendment to the Advisory Agreement with respect to the VELA Small-Mid Cap Fund (the “SMID Fund”) (the “IA Amendment”). In advance of the meeting, the Board requested, and the Adviser provided, certain information related to the Adviser and the terms of the Advisory Agreement and IA Amendment.

In the course of consideration of the approval of the Advisory Agreement and IA Amendment, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the Advisory Agreement and IA Amendment. In advance of the meeting, the Independent Trustees requested, received and reviewed information provided by the Adviser related to the Adviser and the terms of the Advisory Agreement and IA Amendment. Prior to voting, the Independent Trustees met with and asked questions of representatives of the Adviser and also met separately with their independent legal counsel.

In considering the approval of the Advisory Agreement and IA Amendment and reaching their conclusions with respect to the Advisory Agreement and IA Amendment, the Board took note of relevant judicial precedent and regulations adopted by the Securities and Exchange Commission that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to the fund; (ii) the investment performance of the fund and the adviser; (iii) the costs of the services to be provided and profits to be realized by the adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the fund’s investors.

Additional Information (Unaudited) (continued)

The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any compliance issues raised by the Adviser’s presentation.

Nature, Extent, and Quality of Services. The Board examined the nature, extent, and quality of the services to be provided by the Adviser to the SMID Fund, including the Adviser’s personnel and resources, a description of the manner in which investment decisions are made and executed, and a review of the financial condition of the Adviser. The Board noted that the proposed services are the same as the services that the Adviser currently provides to the legacy funds, including the caliber of the investment management and related services. The Board discussed the Adviser’s compliance infrastructure and resources. The Board also considered the experience and knowledge of the management team and the Adviser’s management of service provider relationships. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the SMID Fund was satisfactory.

Performance. The Board considered that the SMID Fund is newly formed and as such does not have a record of prior performance to submit at the meeting. The Board considered that the SMID Fund’s investment strategy, under normal circumstances, seeks to generate current income and provide protection of principal for its shareholders. The Board also took into consideration the background and experience of the prospective portfolio management team. The Board acknowledged that the legacy funds managed by the Adviser had demonstrated consistent performance since their inception. The Board concluded that, despite a lack of comparative data, based on the SMID Fund’s investment strategy and the information provided by the Adviser, the Adviser had the potential to provide satisfactory performance for the SMID Fund.

Fees and Expenses. As to the costs of the services to be provided and the profits to be realized by the Adviser, the Board considered the proposed fee for advisory services, the proposed fee for administrative services, and the total expenses to be paid by the SMID Fund. The Board reviewed a report provided by the Adviser showing the management fees and total expense ratios of a group of funds the Adviser deemed comparable to the SMID Fund. The Board evaluated the SMID Fund’s management fee and total expense ratio through the review of comparative information with respect to the fees paid by the peer group. Based on these considerations and other factors, the Board concluded that the proposed management fee of 0.70%, the proposed administrative fee of 0.34%, and the total expense ratio of the SMID Fund were fair and reasonable for the services to be provided under the Advisory Agreement.

Comparable Accounts. The Board noted that the Adviser did not have any other clients with a comparable investment objective or strategy to those of the SMID Fund.

Profitability. The Board considered the level of profits that could be expected to accrue to the Adviser with respect to the SMID Fund, and considered information pertaining to the Adviser’s financial condition and commitment to the operation of the SMID Fund. The Board

Additional Information (Unaudited) (continued)

noted that the SMID Fund had not yet commenced operations and that it would evaluate the actual financial results from the Adviser’s relationship with the SMID Fund at the first renewal of the Advisory Agreement with respect to the SMID Fund.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the SMID Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of fund investors. The Board noted that economies of scale were not a relevant consideration at this time and the Adviser would revisit whether economies of scale exist in the future.

Fall-out Benefits. The Board noted that, because of its relationship with the SMID Fund, the Adviser and its affiliates may derive ancillary benefits from the SMID Fund’s operations, including those derived from the allocation of fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by the Adviser as to any such benefits, and noted that the Adviser did not anticipate any fallout benefits at this stage.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and the IA Amendment with respect to the SMID Fund, and having been advised by independent legal counsel throughout the process, determined that the compensation to be paid under the Advisory Agreement and the IA Amendment with respect to the SMID Fund is fair and reasonable, and that the approval of the Advisory Agreement and the IA Amendment was in the best interest of the SMID Fund and its future shareholders.

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not Applicable – disclosed with annual report.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	VELA Funds

By (Signature and Title)	/s/ Jason Job
Jason Job, President and Principal Executive Officer

Date	6/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Job
Jason Job, President and Principal Executive Officer

Date	6/1/2026

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	6/1/2026